     As filed with the Securities and Exchange Commission on April 11, 2000.
                                                              File No. 333-52637
                                                                       811-08770

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 2 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust: Separate Account Five

B.   Name of depositor: Hartford Life and Annuity Insurance Company

C.   Complete address of depositor's principal executive offices:

     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty
     Hartford Life Insurance Companies
     P.O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
       X       on May 1, 2000 pursuant to paragraph (b) of Rule 485
     -----
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     -----
               on              pursuant to paragraph (a)(1) of Rule 485
     -----
               this post-effective amendment designates a new effective date
     -----     for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS

     ITEM NO. OF FORM N-8B-2                           CAPTION IN PROSPECTUS
     -----------------------                           ---------------------
               1.                             Cover Page
               2.                             Cover Page
               3.                             Not Applicable
               4.                             Statement of Additional Information -
                                              Distribution of the Policies
               5.                             About Us - Separate Account Five
               6.                             About Us - Separate Account Five
               7.                             Not required by Form S-6
               8.                             Not required by Form S-6
               9.                             Legal Proceedings
               10.                            About Us - Separate Account Five; The Funds
               11.                            About Us - Separate Account Five; The Funds
               12.                            About Us - The Portfolios
               13.                            Fee Table; Charges and Deductions
               14.                            Premiums
               15.                            Premiums
               16.                            Premiums
               17.                            Making Withdrawals From Your Policy
               18.                            About Us - The Portfolios; Charges and Deductions
               19.                            Your Policy - Policy Rights
               20.                            Not Applicable
               21.                            Loans
               22.                            Not Applicable
               23.                            Not Applicable
               24.                            Not Applicable
               25.                            About Us - Hartford Life and Annuity Insurance
                                              Company
               26.                            Not Applicable
               27.                            About Us - Hartford Life and Annuity Insurance
                                              Company
               28.                            Statement of Additional Information - General
                                              Information and History
               29.                            About Us - Hartford Life and Annuity Insurance
                                              Company
               30.                            Not Applicable
               31.                            Not Applicable
               32.                            Not Applicable
               33.                            Not Applicable
               34.                            Not Applicable



               35.                            Statement of Additional Information -
                                              Distribution of the Policies
               36.                            Not required by Form S-6
               37.                            Not Applicable
               38.                            Statement of Additional Information -
                                              Distribution of the Policies
               39.                            Statement of Additional Information -
                                              Distribution of the Policies
               40.                            Not Applicable
               41.                            Statement of Additional Information -
                                              Distribution of the Policies
               42.                            Not Applicable
               43.                            Not Applicable
               44.                            Premiums
               45.                            Not Applicable
               46.                            Premiums; Making Withdrawals From Your Policy
               47.                            About Us - The Portfolios
               48.                            Cover Page; About Us - Hartford Life and Annuity
                                              Insurance Company
               49.                            Not Applicable
               50.                            About Us - Separate Account Five
               51.                            Not Applicable
               52.                            About Us - The Portfolios
               53.                            Federal Tax Considerations
               54.                            Not Applicable
               55.                            Not Applicable
               56.                            Not Required by Form S-6
               57.                            Not Required by Form S-6
               58.                            Not Required by Form S-6
               59.                            Not Required by Form S-6

SELECT DIMENSIONS LIFE II
MODIFIED SINGLE PREMIUM
VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: 1-800-231-5453                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Select Dimensions Life II. Please read it carefully.

Select Dimensions Life II is a modified single premium variable life insurance policy. It is:

x Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying portfolios.
--------------------------------------------------------------------------------

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you Portfolios with investment strategies ranging from conservative to aggressive and you may pick those Portfolios that meet your investment style.

The Sub-Accounts and the Portfolios are listed below:


- MONEY MARKET SUB-ACCOUNT which purchases shares of Money Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- NORTH AMERICAN GOVERNMENT SECURITIES SUB-ACCOUNT which purchases shares of North American Government Securities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (effective September 7, 1999, closed to new investments or transfer of existing Contract Values)



- DIVERSIFIED INCOME SUB-ACCOUNT which purchases shares of Diversified Income Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- BALANCED GROWTH SUB-ACCOUNT which purchases shares of Balanced Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- UTILITIES SUB-ACCOUNT which purchases shares of Utilities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- DIVIDEND GROWTH SUB-ACCOUNT which purchases shares of Dividend Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- VALUE-ADDED MARKET SUB-ACCOUNT which purchases shares of Value-Added Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- GROWTH SUB-ACCOUNT which purchases shares of Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- AMERICAN OPPORTUNITIES SUB-ACCOUNT (FORMERLY NAMED AMERICAN VALUE SUB-ACCOUNT) which purchases shares of American Opportunities Portfolio (formerly known as American Value Portfolio) of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- MID-CAP EQUITY SUB-ACCOUNT (FORMERLY NAMED MID-CAP GROWTH SUB-ACCOUNT) which purchases shares of Mid-Cap Equity Portfolio (formerly named Mid-Cap Growth Portfolio) of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- GLOBAL EQUITY SUB-ACCOUNT which purchases shares of Global Equity Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- DEVELOPING GROWTH SUB-ACCOUNT which purchases shares of Developing Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- EMERGING MARKETS SUB-ACCOUNT which purchases shares of Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (effective September 7, 1999, closed to new investments or transfers of existing Contract Value)

- HIGH YIELD SUB-ACCOUNT which purchases shares of High Yield Portfolio of the The Universal Institutional Funds, Inc.



- MID-CAP VALUE SUB-ACCOUNT which purchases shares of Mid-Cap Value Portfolio of the The Universal Institutional Funds, Inc.



- EMERGING MARKETS DEBT SUB-ACCOUNT which purchases shares of Emerging Markets Debt Portfolio of the The Universal Institutional Funds, Inc.



- EMERGING MARKETS EQUITY SUB-ACCOUNT which purchases shares of Emerging Markets Equity Portfolio of the The Universal Institutional Funds, Inc.



- FIXED INCOME SUB-ACCOUNT which purchases shares of Fixed Income Portfolio of the The Universal Institutional Funds, Inc.



- ACTIVE INTERNATIONAL ALLOCATION SUB-ACCOUNT which purchases shares of Active International Allocation Portfolio of the The Universal Institutional
  Funds, Inc.



- STRATEGIC STOCK SUB-ACCOUNT which purchases shares of Strategic Stock Portfolio of the Van Kampen Life Investment Trust



- ENTERPRISE SUB-ACCOUNT which purchases shares of Enterprise Portfolio of the Van Kampen Life Investment Trust


If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.


You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.


We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's website at (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation

 -  federally insured

 -  endorsed by any bank or governmental agency

 -  available for sale in all states
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLE                                                         5
----------------------------------------------------------------------
ABOUT US                                                          8
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     8
----------------------------------------------------------------------
  Separate Account Five                                           8
----------------------------------------------------------------------
  The Fund                                                        8
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           11
----------------------------------------------------------------------
YOUR POLICY                                                      13
----------------------------------------------------------------------
PREMIUMS                                                         14
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 16
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              17
----------------------------------------------------------------------
LOANS                                                            18
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          18
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       19
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                22
----------------------------------------------------------------------
OTHER MATTERS                                                    22
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        23
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.


RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period may be provided in certain states.


CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying portfolios.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying portfolios of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the Funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

WHAT DOES YOUR PREMIUM PAYMENT PAY FOR?

Your premium payment pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales charges, premium taxes and administrative fees.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying portfolios. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.


UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long-term financial planning. You should not purchase the policy if you will need your premium payment in a short time.


RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.

ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

FEE TABLE

The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED            POLICIES FROM WHICH CHARGE IS DEDUCTED
Surrender Charges       When you fully or         A percentage of the amount         All, if the surrender is subject to a
                        partially surrender       surrendered, not to exceed the     charge.
                        your policy.              premium payments, depending on
                                                  the Policy Year, in which the
                                                  premium payment was made.
                                                  The percentage is as follows:
                                                  Policy Year          Percentage
                                                       1                  7.5%
                                                       2                  7.5%
                                                       3                  7.5%
                                                       4                    6%
                                                       5                    6%
                                                       6                    4%
                                                       7                    4%
                                                       8                    2%
                                                       9                    2%
                                                       10+                 0%
Unamortized Tax         Upon surrender or         A percentage of the Account        Only policies which elect Option 1.
Charge                  partial surrender of      Value depending on the Policy
                        the policy.               Year the surrender takes place.
                                                  The percentage is as follows:
                                                  Policy Year          Percentage
                                                       1                 2.25%
                                                       2                 2.00%
                                                       3                 1.75%
                                                       4                 1.50%
                                                       5                 1.25%
                                                       6                 1.00%
                                                       7                 0.75%
                                                       8                 0.50%
                                                       9                 0.25%
                                                       10+              0.00%

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED            POLICIES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance       Monthly.                  Individualized depending on age,                All
Charges                                           sex and other factors.
Mortality and Expense   Monthly.                  - Under Option 1: .90%                          All
Risk Charge                                       (annualized) of Sub-Account
                                                    Value in Policy Years 1-10 and
                                                    .50% (annualized) for Policy
                                                    Years 11 and beyond

                                                  - Under Option 2: .65%
                                                  (annualized) of Sub-Account
                                                    Value in Policy Years 1-10 and
                                                    .50% (annualized) for Policy
                                                    Years 11 and beyond
Tax Expense Charge      Under Option 1:           Under Option 1: .40%                            All
                        Monthly.                  (annualized) of Account Value
                                                  for Policy Years 1-10
                        Under Option 2: Receipt   Under Option 2: 4% of each
                        of Premium Payment.       premium payment in all Policy
                                                  Years
Annual Maintenance      On Policy Anniversary     $30.00                             Only policies with an Account Value of
Fee                     Date or upon surrender                                       less than $50,000 on the Policy
                        of the policy.
                                                                                     Anniversary Date or date of surrender.
Administrative Charge   Monthly.                  .40% (annualized) of Sub-Account                All
                                                  Value

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


The next table describes the Portfolio fees and expenses that you will pay periodically during the time that you own the policy. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.



ANNUAL FUND OPERATING EXPENSES
AS OF THE FUND'S YEAR END
(AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                                                                    TOTAL FUND
                                                                                                     OPERATING
                                                                                     OTHER           EXPENSES
                                                              MANAGEMENT FEES      EXPENSES       (INCLUDING ANY
                                                              (INCLUDING ANY    (INCLUDING ANY      WAIVERS OR
                                                                 WAIVERS)       REIMBURSEMENTS)   REIMBURSEMENTS)
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT
  SERIES:
Money Market Portfolio                                             0.50%            0.04%              0.54%
-----------------------------------------------------------------------------------------------------------------
North American Government Securities Portfolio (1)                 0.65%            0.36%              1.01%
-----------------------------------------------------------------------------------------------------------------
Diversified Income Portfolio                                       0.40%            0.08%              0.48%
-----------------------------------------------------------------------------------------------------------------
Balanced Growth Portfolio                                          0.60%            0.04%              0.64%
-----------------------------------------------------------------------------------------------------------------
Utilities Portfolio                                                0.65%            0.05%              0.70%
-----------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                                          0.58%            0.02%              0.60%
-----------------------------------------------------------------------------------------------------------------
Value-Added Market Portfolio                                       0.50%            0.05%              0.55%
-----------------------------------------------------------------------------------------------------------------
Growth Portfolio                                                   0.80%            0.10%              0.90%
-----------------------------------------------------------------------------------------------------------------
American Opportunities Portfolio                                   0.62%            0.04%              0.66%
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Portfolio (formerly Mid-Cap Growth) (2)             0.75%            0.17%              0.92%
-----------------------------------------------------------------------------------------------------------------
Global Equity Portfolio                                            1.00%            0.08%              1.08%
-----------------------------------------------------------------------------------------------------------------
Developing Growth Portfolio                                        0.50%            0.08%              0.58%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio (1)                                     1.25%            0.59%              1.84%
-----------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
High Yield Portfolio (3)                                           0.50%            0.61%              1.11%
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio (3)                                        0.75%            0.62%              1.37%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio (3)                                0.80%            0.98%              1.78%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio (3)                              1.25%            1.37%              2.62%
-----------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio (3)                                         0.40%            0.56%              0.96%
-----------------------------------------------------------------------------------------------------------------
Active International Allocation Portfolio (3)                      0.80%            1.83%              2.63%
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
Strategic Stock Portfolio (4)                                      0.50%            0.41%              0.91%
-----------------------------------------------------------------------------------------------------------------
Enterprise Portfolio (4)                                           0.50%            0.12%              0.62%
-----------------------------------------------------------------------------------------------------------------



(1) Closed to new investments or transfers of existing Contract Values.



(2) With respect to the Mid-Cap Equity Portfolio, the expense information shown in the table above has been restated to reflect the current fees. Prior to December 31, 1999, the investment adviser, Morgan Stanley Dean Witter Advisors Inc., assumed all expenses of the Portfolio and waived the compensation provided for the Portfolio in its management agreement with the Fund.



(3) With respect to the High Yield, Mid-Cap Value, Emerging Markets Debt, Emerging Markets Equity, Active International Allocation and Fixed Income Portfolios, the investment advisers have voluntarily agreed to waive their investment advisory fees and to reimburse certain expenses of the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed certain limits. The annual expense ratios for the Active International Allocation Portfolio are annualized estimates. Including these

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

    reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would have been as follows:



                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
PORTFOLIO                                                     MANAGEMENT FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------
High Yield                                                         0.19%         0.61%       0.80%
-----------------------------------------------------------------------------------------------------
Mid-Cap Value                                                      0.43%         0.62%       1.05%
-----------------------------------------------------------------------------------------------------
Emerging Markets Debt                                              0.45%         0.98%       1.43%
-----------------------------------------------------------------------------------------------------
Emerging Markets Equity                                            0.42%         1.37%       1.79%
-----------------------------------------------------------------------------------------------------
Fixed Income                                                       0.14%         0.56%       0.70%
-----------------------------------------------------------------------------------------------------
Active International Allocation                                    0.00%         1.15%       1.15%
-----------------------------------------------------------------------------------------------------



(4) With respect to the Strategic Stock Portfolio and the Enterprise Portfolio, the investment adviser, Van Kampen Asset Management Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Including the aforementioned reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would be:



                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
PORTFOLIO                                                     MANAGEMENT FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------
Strategic Stock                                                    0.24%         0.41%       0.65%
-----------------------------------------------------------------------------------------------------
Enterprise                                                         0.47%         0.13%       0.60%
-----------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.              1/1/99       A+    Financial performance
------------------------------------------------------------------------------------------------
 Standard & Poor's                        8/1/99      AA     Insurer financial strength
------------------------------------------------------------------------------------------------
 Duff & Phelps                            7/1/99      AA+    Claims paying ability
------------------------------------------------------------------------------------------------


SEPARATE ACCOUNT FIVE

The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford. Separate Account Five was established on August 17, 1994 under the laws of Connecticut.


THE FUNDS



The underlying investment for the Contracts are shares of the portfolios of Morgan Stanley Dean Witter Select Dimensions Investment Series, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust, all open-ended management investment companies. The underlying portfolios corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional portfolios with differing investment objectives. The portfolios may not be available in all states.



We do not guarantee the investment results of any of the underlying portfolios. Since each underlying portfolio has different investment objectives, each is subject to different risks. These risks and the portfolio's expenses are more fully described in the accompanying Funds' prospectuses and the Statements of Additional Information. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.



MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES:



MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured), repurchase agreements and high grade corporate debt obligations maturing in thirteen months or less.



NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO (EFFECTIVE SEPTEMBER 7, 1999, CLOSED TO NEW INVESTMENTS OR TRANSFERS OF EXISTING CONTRACT VALUES) -- Seeks to earn a high level of current income while maintaining relatively low volatility of principal, by investing primarily in investment grade fixed-income securities issued or guaranteed by the U.S., Canadian or Mexican governments.



DIVERSIFIED INCOME PORTFOLIO -- Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Fund's prospectus.



BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 25% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.



UTILITIES PORTFOLIO -- Seeks to provide both capital appreciation and current income.



DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.



VALUE-ADDED MARKET PORTFOLIO -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

companies which are represented in the Standard & Poor's 500 Composite Stock Price Index.



GROWTH PORTFOLIO -- Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies.



AMERICAN OPPORTUNITIES PORTFOLIO (FORMERLY NAMED AMERICAN VALUE
PORTFOLIO) -- Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to be attractively valued given their above average relative earnings growth potential at that time.



MID-CAP EQUITY PORTFOLIO (FORMERLY NAMED MID-CAP GROWTH PORTFOLIO) -- Seeks long-term capital growth by investing primarily in equity securities of medium sized companies (that is, companies whose equity market capitalization falls within the range of companies comprising the S & P 400 Index).



GLOBAL EQUITY PORTFOLIO -- Seeks to obtain total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.



DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.



EMERGING MARKETS PORTFOLIO (EFFECTIVE SEPTEMBER 7, 1999, CLOSED TO NEW INVESTMENTS OR TRANSFERS OF EXISTING CONTRACT VALUES) -- Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. The Emerging Markets Portfolio may invest up to 35% of its total assets in high risk fixed-income securities that are rated below investment grade or are unrated (commonly referred to as "junk bonds"). See the Special Considerations for investments in high yield securities disclosed in the Fund's prospectus.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:



HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities. The Investment Adviser may use futures, swaps and other types of derivatives in managing the Portfolio.



MID CAP VALUE PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index (currently $500 million to $6 billion). The Portfolio purchases stocks that typically do not pay dividends. The Investment Adviser analyzes securities to identify stocks that are undervalued, and measures the relative attractiveness of the Portfolio's current holdings against potential purchases.



EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers located in emerging market countries. The Investment Adviser seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using macroeconomic and fundamental analysis, the Investment Adviser seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each county.



EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries. The Investment Adviser seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Investment Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and managements with a strong shareholder value orientation.



FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and below investment grade securities; and it may use futures, swaps and other types of derivatives in managing the Portfolio.



ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in accordance with country and sector weightings determined by the investment adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad-market indices. The Investment Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Investment Adviser capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries based on three factors: (i) valuation; (ii) fundamental change; and (iii) short-term market momentum/technicals.



VAN KAMPEN LIFE INVESTMENT TRUST:



STRATEGIC STOCK PORTFOLIO -- Seeks an above average total return through a combination of potential capital appreciation

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10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

and dividend income, consistent with the preservation of invested capital. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objectives by investing in a portfolio of high dividend yielding equity securities of companies included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.



ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.



THE INVESTMENT ADVISERS



Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), a Delaware Corporation, whose address is Two World Trade Center, New York, New York 10048, is the Investment Manager for the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Value Portfolio, the Mid-Cap Equity Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio, and the Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (the "Morgan Stanley Dean Witter Portfolios"). MSDW Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW")



MSDW Advisors provides administrative services, manages the Morgan Stanley Dean Witter Portfolios' business affairs and manages the investment of the Morgan Stanley Dean Witter Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MSDW Advisors has retained Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Dean Witter Portfolios. For its services, the Morgan Stanley Dean Witter Portfolios pay MSDW Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MSDW Advisors and the respective fees of the Morgan Stanley Dean Witter Portfolios.



With regard to the North American Government Securities Portfolio, the Mid-Cap Equity Portfolio and the Emerging Markets Portfolio, TCW Investment Management Company ("TCW"), under a Sub-Advisory Agreement with MSDW Advisors, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the MSDW Advisors. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.



With regard to the Growth Portfolio, Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"),* under a Sub-Advisory Agreement with MSDW Advisors, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of MSDW Advisors. MSDW Investment Management, like MSDW Advisors, is a wholly-owned subsidiary of MSDW. MSDW Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.



In addition to acting as the Sub-Adviser for the Growth Portfolio, MSDW Investment Management, pursuant to an Investment Advisory Agreement with The Universal Institutional Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio and Active International Allocation Portfolio. As the investment adviser, MSDW Investment Management, provides investment advice and portfolio management services for the Emerging Markets Debt, Emerging Markets Equity and Active International Allocation Portfolios, subject to the supervision of The Universal Institutional Fund's Board of Directors.



The investment adviser for the High Yield Portfolio, Fixed Income Portfolio, and the Mid Cap Value Portfolio is Miller Anderson & Sherrerd, LLP ("MAS"). MAS is a Pennsylvania limited liability partnership founded in 1969 with its principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS provides investment advisory services to employee benefit plans, endowment portfolios, foundations and other institutional investors and has served as an investment adviser to several open-end investment companies. MAS is an indirect wholly-owned subsidiary of MSDW.



The Investment Adviser with respect to the Strategic Stock Portfolio and the Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of MSDW. Van Kampen Investments Inc. is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $90 billion under management or supervision as of December 31, 1999. Van Kampen Investments Inc.'s more than 50 open-end and 39 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading authorized dealers nationwide.


MIXED AND SHARED FUNDING -- Shares of the Portfolios may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Portfolios. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolios from the Separate Account or replacing the Portfolio with another underlying Portfolio. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.


* On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

VOTING RIGHTS -- We are the legal owners of all Portfolio shares held in the Separate Account and we have the right to vote at the Portfolio's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Portfolio shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Portfolio shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners. Vote all Portfolio shares attributable to your policy according to instructions received from you, and

- Vote all Portfolio shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Portfolio shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.


ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See " Lapse and Reinstatement".

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the Insured's substandard rating. Unisex rates may be required in some states.


Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Death Benefit minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.


EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

POLICY OWNER OPTIONS

You, at the time the policy is issued, will elect one of two options described below to pay charges relating to CERTAIN TAXES AND MORTALITY AND EXPENSE RISK CHARGES. The option selected by you may affect your Account Value.

OPTION 1 -- ASSET-BASED CHARGES -- Under this payment option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.90%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE -- Under Option 1, during the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY YEAR    RATE
-------------------------
 1            2.25%
-------------------------
 2            2.00%
-------------------------
 3            1.75%
-------------------------
 4            1.50%
-------------------------
 5            1.25%
-------------------------
 6            1.00%
-------------------------
 7            0.75%
-------------------------
 8            0.50%
-------------------------
 9            0.25%
-------------------------
 10+          0.00%
-------------------------

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

OPTION 2 -- FRONTED CHARGES -- Under this option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we will deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.65%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that your policy's Death Benefit will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering the Policies will exceed the administrative charges set in the policy.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

TAX EXPENSE CHARGE -- We deduct a charge equal to 4.0% from all premium payments. This charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 2.5% of premium approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.
- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

The charge of 1.5% of premium payments helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

This Option may not be available in all states.

OTHER CHARGES

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.40%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

x  For Policy Years 1, 2 and 3, the charge is 7.5%.

x  For Policy Years 4 and 5, the charge is 6%.

x  For Policy Years 6 and 7, the charge is 4%.

x  For Policy Years 8 and 9, the charge is 2%.

x  For Policy Years 10 and beyond, the charge is 0%.

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE PORTFOLIOS -- The Separate Account purchases shares of the Portfolios at net asset value. The net asset value of the Portfolio shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Portfolios. These charges are described in the Funds' prospectuses accompanying this Prospectus.

YOUR POLICY
--------------------------------------------------------------------------------

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.

ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.

STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE AND SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. We reserve the right to restrict the number of these transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time.

Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.

It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.

CHANGES TO POLICY OR SEPARATE ACCOUNT

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF PORTFOLIOS -- We reserve the right, subject to any applicable law, to make certain changes to the Portfolios offered under your policy. We may, in our sole discretion, establish new Portfolios. New Portfolios will be will be made available to existing policyholders as we determine appropriate. We may also close one or more Portfolios to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Portfolios for any reason and to substitute shares of another registered investment company for the shares of any Portfolio already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Portfolio will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

OTHER BENEFITS OF YOUR POLICY

LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

- The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

- To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

- For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

- The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

- The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

- Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Home Office, we allocate your entire premium payment to the Money Market Sub-Account.

We will then allocate the Account Value in the Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Portfolio. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Portfolio held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Portfolio held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Portfolio are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.

All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Home Office. Otherwise a valuation will be made on the next date which is a Valuation Day.

ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Portfolios to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Portfolios, the value of the Loan Account and the monthly Deduction Amounts.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

- the New York Stock Exchange is closed;
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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- trading on the New York Stock Exchange is restricted by the SEC;

- the SEC permits and orders postponement; or

- the SEC determines that an emergency exists to restrict valuation.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

- the Face Amount; or

- the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Insured's Age                         40         40
--------------------------------------------------------
 Account Value on Date of Death  $ 46,500   $ 34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENT OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME

This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY

Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations".

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".

RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations."

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Portfolios) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Premiums -- Account Value"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

LAST SURVIVOR POLICIES

Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Section 7702. In the absence of final regulations or other guidance issued under
Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance contract.

MODIFIED ENDOWMENT CONTRACTS

A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid.


A policy that is classified as modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the policy (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.


All modified endowment contracts that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

ESTATE AND GENERATION SKIPPING TAXES

When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.


The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $675,000 (for 2000) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next six years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).


If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million, as adjusted for inflation. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying Portfolio are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Since this Policy is a modified endowment contract, partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner for Federal income tax purposes.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

LEGAL PROCEEDINGS

There are no material legal proceedings pending to which the Separate Account is a party.

OTHER MATTERS
--------------------------------------------------------------------------------


LEGAL MATTERS -- Legal matters in connection with the issue and sale of modified single premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hartford.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life and Annuity Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT FIVE


This Statement of Additional Information is not a prospectus. To obtain a prospectus, write us at P.O. Box 2999, Hartford, CT 06104-2999, or call us at 1-800-231-5453.



DATE OF PROSPECTUS: MAY 1, 2000
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2000

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                              PAGE
                                                              ----
GENERAL INFORMATION AND HISTORY                                  3
----------------------------------------------------------------------
SERVICES                                                         5
----------------------------------------------------------------------
EXPERTS                                                          5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                     5
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                             6
----------------------------------------------------------------------
ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
 SURRENDER VALUES                                                7
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:


                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
David A. Carlson       Vice President, 1999            Assistant Vice President and Director of Taxes
                                                       (1998-1999), Hartford; Assistant Vice President and
                                                       Director of Taxes (1998-1999), Hartford; CIGNA Corporation
                                                       (1975-1998).

Peter W. Cummins       Senior Vice President, 1997     Vice President (1993-1997), Hartford; Senior Vice
                                                       President, (1997-Present); Vice President (1989-1997),
                                                       Hartford Life and Accident Insurance Company; Senior Vice
                                                       President (1997-Present); Vice President (1989-1997);
                                                       Senior Vice President (1997-Present); Vice President
                                                       (1989-1997), Hartford Life Insurance Company.

Timothy M. Fitch       Vice President, 1995            Vice President (1995-Present); Actuary (1994-Present);
                       Actuary, 1997                   Assistant Vice President (1992-1995), Hartford Life and
                                                       Accident Insurance Company; Vice President (1995-Present);
                                                       Actuary (1994-Present); Assistant Vice President
                                                       (1992-1995), Hartford Life Insurance Company.

Mary Jane B. Fortin    Vice President & Chief          Vice President & Chief Accounting Office (1998-Present),
                       Accounting Officer, 1998        Hartford Life Insurance Company; Vice President & Chief
                                                       Accounting Officer (1998-Present), Royal Life Insurance
                                                       Company of America; Vice President & Chief Accounting
                                                       Officer (1998-Present) Alpine Life Insurance Company;
                                                       Chief Accounting Officer (1997-Present), Hartford Life,
                                                       Inc.; Director, Finance (1995-1997), Value Health, Inc.;
                                                       Senior Manager (1993-1995), Coopers and Lybrand; Audit
                                                       Manager (1993-1996) Arthur Andersen & Co.

David T. Foy           Senior Vice President, Chief    Senior Vice President (1998-Present), Vice President
                       Financial Officer &             (1998), Assistant Vice President (1995-1998), Hartford;
                       Treasurer, 1998                 Senior Vice President (1998-Present), Hartford Life and
                       Director, 1999*                 Accident Insurance Company; Director, Strategic Planning
                                                       Corporate Finance (1995-1996), IA Product Development
                                                       (1994-1995), Hartford; Various Actuarial Roles
                                                       (1989-1993), Milliman & Robertson.

Lynda Godkin           Senior Vice President, 1997     Assistant General Counsel and Secretary (1994-1995),
                       General Counsel, 1996           Hartford; Director (1997-Present); Senior Vice President
                       Corporate Secretary, 1996       (1997-Present); General Counsel (1996-Present); Corporate
                       Director, 1997*                 Secretary (1995-Present); Associate General Counsel
                                                       (1995-1996); Assistant General Counsel and Secretary
                                                       (1994-1995); Counsel (1990-1994), Hartford Life and
                                                       Accident Insurance Company; Senior Vice President
                                                       (1997-Present); General Counsel (1996-Present); Corporate
                                                       Secretary (1995-Present); Director (1997-Present);
                                                       Associate General Counsel (1995-1996); Assistant General
                                                       Counsel and Secretary (1994-1995); Counsel (1990-1994),
                                                       Hartford Life Insurance Company; Vice President and
                                                       General Counsel (1997-Present), Hartford Life, Inc.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Lois W. Grady          Senior Vice President, 1998     Vice President (1994-1998), Hartford; Senior Vice
                       Vice President, 1994            President (1998-Present); Vice President (1993-1997);
                                                       Assistant Vice President (1987-1993), Hartford Life and
                                                       Accident Insurance Company; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Assistant Vice
                                                       President (1987-1994), Hartford Life Insurance Company.

Stephen T. Joyce       Senior Vice President, 1999     Vice President (1997-1999), Assistant Vice President
                                                       (1995-1997), Hartford; Assistant Vice President
                                                       (1994-1997), Hartford Life and Accident Insurance Company;
                                                       Vice President (1997-Present); Vice President (1997-1999);
                                                       Assistant Vice President (1994-1997), Hartford Life
                                                       Insurance Company.

Michael D. Keeler      Vice President, 1998            Vice President (1998-Present); Hartford Life and Accident
                                                       Insurance Company; Vice President (1995-1997), Providian
                                                       Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                       Communications.

Robert A. Kerzner      Senior Vice President, 1998     Director of Individual Life (1998-Present); Vice President
                                                       (1994-1998), Hartford; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Regional Vice
                                                       President (1991-1994), Hartford Life Insurance Company.

Thomas M. Marra        President, 2000                 Executive Vice President (1996-2000), Senior Vice
                       Director, 1994*                 President (1993-1996); Hartford; Director (1994-Present);
                                                       Executive Vice President (1995-Present); Senior Vice
                                                       President (1994-1995); Vice President (1989-1994); Actuary
                                                       (1987-1997), Hartford Life and Accident Insurance Company;
                                                       Director (1994-Present); Executive Vice President
                                                       (1995-Present); Senior Vice President (1994-1995); Vice
                                                       President (1989-1994); Actuary (1987-1995), Hartford Life
                                                       Insurance Company; Chief Operating Officer (2000-Present),
                                                       Executive Vice President, Individual Life and Annuities
                                                       (1997-2000), Hartford Life, Inc.

Craig R. Raymond       Senior Vice President, 1997     Vice President (1993-1997); Assistant Vice President
                       Chief Actuary, 1994             (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                       President (1997-Present); Chief Actuary (1995-Present);
                                                       Vice President (1993-1997); Actuary (1990-1995), Hartford
                                                       Life and Accident Insurance Company; Senior Vice President
                                                       (1997-Present); Chief Actuary (1994-Present); Vice
                                                       President (1993-1997); Assistant Vice President
                                                       (1992-1993); Actuary (1989-1994), Hartford Life Insurance
                                                       Company; Vice President and Chief Actuary (1997-Present),
                                                       Hartford Life, Inc.

Lowndes A. Smith       Chief Executive Officer, 1997   President (1989-2000), Chief Operating Officer
                       Director, 1985*                 (1989-1997), Hartford; Director (1981-Present); President
                                                       (1989-Present); Chief Executive Officer (1997-Present);
                                                       Chief Operating Officer (1989-1997), Hartford Life and
                                                       Accident Insurance Company; Director (1985-Present);
                                                       President (1989-Present), Chief Executive Officer
                                                       (1997-Present); Chief Operating Officer (1989-1997),
                                                       Hartford Life Insurance Company; Chief Executive Officer
                                                       and President and Director (1997-Present), Hartford Life,
                                                       Inc.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
David M. Znamierowski  Senior Vice President & Chief   Vice President (1997); Senior Vice President (1997);
                       Investment Officer, 1997        Director, Risk Management Strategy (1996); Director
                       Director, 1998                  (1998), Hartford; Director (1998-Present); Senior Vice
                                                       President (1997-Present), Hartford Life and Accident
                                                       Insurance Company; Vice President, Investment Strategy
                                                       (1997-Present), Hartford Life, Inc.; Vice President,
                                                       Investment Strategy & Policy (1991-1996), Aetna Life and
                                                       Casualty.


--------------------------------------------------------------------------------

* Denotes date of election to Board of Directors of Hartford.


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on August 17, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Deanne Osgood, FSA, MAAA, Vice President & Director of Individual Annuity Product Management for Hartford, and are included in reliance upon her opinion as to their reasonableness.


DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The following table shows officers and directors of HSD:


NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS AND OFFICES
-----------------------------------------------------------------
 David A. Carlson            Vice President
-----------------------------------------------------------------
 Peter W. Cummins            Senior Vice President
-----------------------------------------------------------------
 David T. Foy                Director
-----------------------------------------------------------------
 Lynda Godkin                Senior Vice President, General
                             Counsel and Corporate Secretary
-----------------------------------------------------------------
 George R. Jay               Controller
-----------------------------------------------------------------
 Robert A. Kerzner           Executive Vice President
-----------------------------------------------------------------
 Thomas M. Marra             Executive Vice President, Director
-----------------------------------------------------------------
 Paul E. Olson               Supervising Registered Principal
-----------------------------------------------------------------
 Lowndes A. Smith            President and Chief Executive
                             Officer, Director
-----------------------------------------------------------------


The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The tables illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $44,053, $34,014 and $20,001, respectively, are illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male and female of equal ages, including age 55 and 65 for Face Amounts of $45,872 and $28,491.

The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.


The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.92% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the annual charge of 0.92% described above) of -0.92%, 5.08% and 11.08%, respectively.


The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Changes to Policy or Separate Account -- Separate Account Taxes").

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.08% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,850      9,826       44,053     10,768       9,746      44,053
          2                 11,025        11,739     10,724       44,053     11,565      10,554      44,053
          3                 11,576        12,704     11,702       44,053     12,427      11,429      44,053
          4                 12,155        13,751     12,915       44,053     13,359      12,529      44,053
          5                 12,763        14,887     14,071       44,053     14,369      13,559      44,053
          6                 13,401        16,119     15,528       44,053     15,462      14,877      44,053
          7                 14,071        17,456     16,895       44,053     16,646      16,091      44,053
          8                 14,775        18,907     18,583       44,053     17,929      17,610      44,053
          9                 15,513        20,481     20,200       44,053     19,321      19,042      44,053
         10                 16,289        22,189     22,159       44,053     20,831      20,801      44,053
         11                 17,103        24,235     24,205       44,053     22,655      22,625      44,053
         12                 17,959        26,473     26,443       44,053     24,662      24,632      44,053
         13                 18,856        28,921     28,891       44,053     26,874      26,844      44,053
         14                 19,799        31,608     31,578       44,053     29,319      29,289      44,053
         15                 20,789        34,577     34,547       46,333     32,027      31,997      44,053
         16                 21,829        37,842     37,812       49,194     35,032      35,002      45,542
         17                 22,920        41,412     41,382       53,006     38,335      38,305      49,068
         18                 24,066        45,314     45,284       57,096     41,945      41,915      52,850
         19                 25,270        49,581     49,551       61,480     45,892      45,862      56,906
         20                 26,533        54,248     54,248       66,182     50,209      50,209      61,255
         21                 27,860        59,387     59,387       71,264     54,966      54,966      65,958
         22                 29,253        64,994     64,994       77,343     60,155      60,155      71,584
         23                 30,715        71,112     71,112       83,912     65,818      65,818      77,665
         24                 32,251        77,787     77,787       91,010     71,995      71,995      84,234
         25                 33,864        85,076     85,076       98,687     78,734      78,734      91,331

         35                 55,160       208,900    208,900      221,434    193,200     193,200     204,792
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.08% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,264      9,253       44,053     10,181       9,172      44,053
          2                 11,025        10,504      9,513       44,053     10,326       9,340      44,053
          3                 11,576        10,750      9,782       44,053     10,464       9,501      44,053
          4                 12,155        11,002     10,207       44,053     10,593       9,804      44,053
          5                 12,763        11,262     10,491       44,053     10,711       9,947      44,053
          6                 13,401        11,528     10,982       44,053     10,817      10,278      44,053
          7                 14,071        11,801     11,282       44,053     10,906      10,395      44,053
          8                 14,775        12,081     11,791       44,053     10,977      10,692      44,053
          9                 15,513        12,369     12,108       44,053     11,024      10,767      44,053
         10                 16,289        12,664     12,634       44,053     11,044      11,014      44,053
         11                 17,103        13,072     13,042       44,053     11,123      11,093      44,053
         12                 17,959        13,493     13,463       44,053     11,171      11,141      44,053
         13                 18,856        13,929     13,899       44,053     11,183      11,153      44,053
         14                 19,799        14,381     14,351       44,053     11,155      11,125      44,053
         15                 20,789        14,848     14,818       44,053     11,077      11,047      44,053
         16                 21,829        15,331     15,301       44,053     10,943      10,913      44,053
         17                 22,920        15,830     15,800       44,053     10,741      10,711      44,053
         18                 24,066        16,347     16,317       44,053     10,459      10,429      44,053
         19                 25,270        16,882     16,852       44,053     10,080      10,050      44,053
         20                 26,533        17,436     17,406       44,053      9,588       9,558      44,053

         25                 33,864        20,505     20,475       44,053      4,665       4,635      44,053
         35                 55,160        28,456     28,426       44,053         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.92% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,678      8,704       44,053      9,595       8,630      44,053
          2                 11,025         9,337      8,420       44,053      9,158       8,258      44,053
          3                 11,576         9,007      8,143       44,053      8,716       7,880      44,053
          4                 12,155         8,687      8,006       44,053      8,270       7,620      44,053
          5                 12,763         8,378      7,741       44,053      7,817       7,220      44,053
          6                 13,401         8,079      7,645       44,053      7,354       6,956      44,053
          7                 14,071         7,789      7,389       44,053      6,879       6,522      44,053
          8                 14,775         7,509      7,291       44,053      6,388       6,198      44,053
          9                 15,513         7,238      7,045       44,053      5,877       5,715      44,053
         10                 16,289         6,976      6,946       44,053      5,342       5,312      44,053
         11                 17,103         6,776      6,746       44,053      4,819       4,789      44,053
         12                 17,959         6,581      6,551       44,053      4,259       4,229      44,053
         13                 18,856         6,391      6,361       44,053      3,659       3,629      44,053
         14                 19,799         6,205      6,175       44,053      3,011       2,981      44,053
         15                 20,789         6,024      5,994       44,053      2,310       2,280      44,053
         16                 21,829         5,847      5,817       44,053      1,545       1,515      44,053
         17                 22,920         5,675      5,645       44,053        708         678      44,053
         18                 24,066         5,507      5,477       44,053         --          --          --
         19                 25,270         5,343      5,313       44,053         --          --          --
         20                 26,533         5,183      5,153       44,053         --          --          --
         21                 27,860         5,027      4,997       44,053         --          --          --
         22                 29,253         4,875      4,845       44,053         --          --          --
         23                 30,715         4,727      4,697       44,053         --          --          --
         24                 32,251         4,582      4,552       44,053         --          --          --
         25                 33,864         4,440      4,410       44,053         --          --          --

         35                 55,160         3,204      3,174       44,053         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.08% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,484      9,704       44,053     10,397       9,617      44,053
          2                 11,025        11,416     10,636       44,053     11,232      10,452      44,053
          3                 11,576        12,434     11,654       44,053     12,141      11,361      44,053
          4                 12,155        13,546     12,916       44,053     13,131      12,501      44,053
          5                 12,763        14,761     14,131       44,053     14,211      13,581      44,053
          6                 13,401        16,087     15,657       44,053     15,390      14,960      44,053
          7                 14,071        17,535     17,105       44,053     16,676      16,246      44,053
          8                 14,775        19,116     18,886       44,053     18,081      17,851      44,053
          9                 15,513        20,843     20,613       44,053     19,616      19,386      44,053
         10                 16,289        22,730     22,700       44,053     21,296      21,266      44,053
         11                 17,103        24,827     24,797       44,053     23,173      23,143      44,053
         12                 17,959        27,120     27,090       44,053     25,238      25,208      44,053
         13                 18,856        29,630     29,600       44,053     27,516      27,486      44,053
         14                 19,799        32,394     32,364       44,703     30,035      30,005      44,053
         15                 20,789        35,444     35,414       47,495     32,827      32,797      44,053
         16                 21,829        38,792     38,762       50,429     35,920      35,890      46,695
         17                 22,920        42,452     42,422       54,338     39,306      39,276      50,311
         18                 24,066        46,453     46,423       58,531     43,009      42,979      54,191
         19                 25,270        50,828     50,828       63,027     47,057      47,027      58,350
         20                 26,533        55,646     55,646       67,888     51,484      51,484      62,810
         21                 27,860        60,917     60,917       73,100     56,362      56,362      67,633
         22                 29,253        66,669     66,669       79,336     61,683      61,683      73,403
         23                 30,715        72,945     72,945       86,074     67,489      67,489      79,637
         24                 32,251        79,791     79,791       93,356     73,824      73,824      86,374
         25                 33,864        87,268     87,268      101,231     80,734      80,734      93,651

         35                 55,160       214,284    214,284      227,140    198,107     198,107     209,993
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.08% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,918      9,144       44,053      9,831       9,064      44,053
          2                 11,025        10,215      9,435       44,053     10,028       9,248      44,053
          3                 11,576        10,521      9,741       44,053     10,222       9,442      44,053
          4                 12,155        10,838     10,208       44,053     10,409       9,779      44,053
          5                 12,763        11,166     10,536       44,053     10,590       9,960      44,053
          6                 13,401        11,504     11,074       44,053     10,761      10,331      44,053
          7                 14,071        11,853     11,423       44,053     10,921      10,491      44,053
          8                 14,775        12,214     11,984       44,053     11,065      10,835      44,053
          9                 15,513        12,587     12,357       44,053     11,190      10,960      44,053
         10                 16,289        12,973     12,943       44,053     11,292      11,262      44,053
         11                 17,103        13,391     13,361       44,053     11,384      11,354      44,053
         12                 17,959        13,823     13,793       44,053     11,445      11,415      44,053
         13                 18,856        14,271     14,241       44,053     11,472      11,442      44,053
         14                 19,799        14,734     14,704       44,053     11,460      11,430      44,053
         15                 20,789        15,213     15,183       44,053     11,400      11,370      44,053
         16                 21,829        15,709     15,679       44,053     11,284      11,254      44,053
         17                 22,920        16,222     16,192       44,053     11,103      11,073      44,053
         18                 24,066        16,753     16,723       44,053     10,844      10,814      44,053
         19                 25,270        17,302     17,272       44,053     10,490      10,460      44,053
         20                 26,533        17,870     17,840       44,053     10,026       9,996      44,053
         21                 27,860        18,457     18,427       44,053      9,434       9,404      44,053
         22                 29,253        19,065     19,035       44,053      8,692       8,662      44,053
         23                 30,715        19,694     19,664       44,053      7,778       7,748      44,053
         24                 32,251        20,345     20,315       44,053      6,661       6,631      44,053
         25                 33,864        21,019     20,989       44,053      5,302       5,272      44,053

         35                 55,160        29,179     29,149       44,053         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.92% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,351      8,620       44,053      9,264       8,540      44,053
          2                 11,025         9,080      8,369       44,053      8,892       8,195      44,053
          3                 11,576         8,815      8,124       44,053      8,513       7,844      44,053
          4                 12,155         8,557      8,014       44,053      8,124       7,607      44,053
          5                 12,763         8,306      7,778       44,053      7,725       7,231      44,053
          6                 13,401         8,062      7,709       44,053      7,312       6,990      44,053
          7                 14,071         7,824      7,481       44,053      6,884       6,578      44,053
          8                 14,775         7,592      7,410       44,053      6,435       6,277      44,053
          9                 15,513         7,366      7,188       44,053      5,963       5,814      44,053
         10                 16,289         7,146      7,116       44,053      5,464       5,434      44,053
         11                 17,103         6,942      6,912       44,053      4,940       4,910      44,053
         12                 17,959         6,743      6,713       44,053      4,379       4,349      44,053
         13                 18,856         6,548      6,518       44,053      3,778       3,748      44,053
         14                 19,799         6,359      6,329       44,053      3,130       3,100      44,053
         15                 20,789         6,174      6,144       44,053      2,428       2,398      44,053
         16                 21,829         5,994      5,964       44,053      1,664       1,634      44,053
         17                 22,920         5,818      5,788       44,053        827         797      44,053
         18                 24,066         5,647      5,617       44,053         --          --          --
         19                 25,270         5,479      5,449       44,053         --          --          --
         20                 26,533         5,316      5,286       44,053         --          --          --
         21                 27,860         5,157      5,127       44,053         --          --          --
         22                 29,253         5,001      4,971       44,053         --          --          --
         23                 30,715         4,850      4,820       44,053         --          --          --
         24                 32,251         4,702      4,672       44,053         --          --          --
         25                 33,864         4,558      4,528       44,053         --          --          --

         35                 55,160         3,295      3,265       44,053         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.08% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,850      9,826       34,014     10,723       9,701      34,014
          2                 11,025        11,739     10,724       34,014     11,471      10,462      34,014
          3                 11,576        12,704     11,702       34,014     12,283      11,288      34,014
          4                 12,155        13,751     12,915       34,014     13,164      12,337      34,014
          5                 12,763        14,887     14,071       34,014     14,122      13,316      34,014
          6                 13,401        16,119     15,528       34,014     15,164      14,582      34,014
          7                 14,071        17,456     16,895       34,014     16,297      15,744      34,014
          8                 14,775        18,907     18,583       34,014     17,527      17,210      34,014
          9                 15,513        20,481     20,200       34,014     18,865      18,588      34,014
         10                 16,289        22,189     22,159       34,014     20,323      20,293      34,014
         11                 17,103        24,235     24,205       34,014     22,097      22,067      34,014
         12                 17,959        26,477     26,447       34,014     24,064      24,034      34,014
         13                 18,856        28,969     28,939       34,182     26,254      26,224      34,014
         14                 19,799        31,731     31,701       37,124     28,704      28,674      34,014
         15                 20,789        34,756     34,726       40,316     31,434      31,404      36,463
         16                 21,829        38,068     38,038       43,778     34,427      34,397      39,591
         17                 22,920        41,707     41,677       47,128     37,714      37,684      42,617
         18                 24,066        45,706     45,676       50,733     41,327      41,297      45,873
         19                 25,270        50,106     50,106       54,615     45,303      45,273      49,380
         20                 26,533        54,941     54,941       59,886     49,642      49,612      54,109
         21                 27,860        60,242     60,242       65,061     54,398      54,398      58,750
         22                 29,253        66,059     66,059       70,683     59,651      59,651      63,826
         23                 30,715        72,405     72,405       77,473     65,381      65,381      69,957
         24                 32,251        79,376     79,376       84,138     71,676      71,676      75,976
         25                 33,864        86,977     86,977       92,195     78,539      78,539      83,251

         35                 55,160       214,169    214,169      224,877    190,544     190,544     200,070
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.08% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,264      9,253       34,014     10,137       9,129      34,014
          2                 11,025        10,504      9,513       34,014     10,234       9,249      34,014
          3                 11,576        10,750      9,782       34,014     10,321       9,360      34,014
          4                 12,155        11,002     10,207       34,014     10,399       9,613      34,014
          5                 12,763        11,262     10,491       34,014     10,464       9,703      34,014
          6                 13,401        11,528     10,982       34,014     10,514       9,979      34,014
          7                 14,071        11,801     11,282       34,014     10,544      10,035      34,014
          8                 14,775        12,081     11,791       34,014     10,548      10,266      34,014
          9                 15,513        12,369     12,108       34,014     10,518      10,262      34,014
         10                 16,289        12,664     12,634       34,014     10,449      10,419      34,014
         11                 17,103        13,072     13,042       34,014     10,419      10,389      34,014
         12                 17,959        13,493     13,463       34,014     10,345      10,315      34,014
         13                 18,856        13,929     13,899       34,014     10,222      10,192      34,014
         14                 19,799        14,381     14,351       34,014     10,045      10,015      34,014
         15                 20,789        14,848     14,818       34,014      9,804       9,774      34,014
         16                 21,829        15,331     15,301       34,014      9,485       9,455      34,014
         17                 22,920        15,830     15,800       34,014      9,066       9,036      34,014
         18                 24,066        16,347     16,317       34,014      8,521       8,491      34,014
         19                 25,270        16,882     16,852       34,014      7,816       7,786      34,014
         20                 26,533        17,436     17,406       34,014      6,912       6,882      34,014
         21                 27,860        18,009     17,979       34,014      5,767       5,737      34,014
         22                 29,253        18,601     18,571       34,014      4,328       4,298      34,014
         23                 30,715        19,214     19,184       34,014      2,536       2,506      34,014
         24                 32,251        19,849     19,819       34,014        307         277      34,014
         25                 33,864        20,505     20,475       34,014         --          --          --

         35                 55,160        28,456     28,426       34,014         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.92% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,678      8,704       34,014      9,551       8,590      34,014
          2                 11,025         9,337      8,420       34,014      9,066       8,175      34,014
          3                 11,576         9,007      8,143       34,014      8,576       7,753      34,014
          4                 12,155         8,687      8,006       34,014      8,080       7,444      34,014
          5                 12,763         8,378      7,741       34,014      7,575       6,996      34,014
          6                 13,401         8,079      7,645       34,014      7,059       6,676      34,014
          7                 14,071         7,789      7,389       34,014      6,525       6,185      34,014
          8                 14,775         7,509      7,291       34,014      5,967       5,788      34,014
          9                 15,513         7,238      7,045       34,014      5,377       5,226      34,014
         10                 16,289         6,976      6,946       34,014      4,748       4,718      34,014
         11                 17,103         6,776      6,746       34,014      4,111       4,081      34,014
         12                 17,959         6,581      6,551       34,014      3,420       3,390      34,014
         13                 18,856         6,391      6,361       34,014      2,671       2,641      34,014
         14                 19,799         6,205      6,175       34,014      1,862       1,832      34,014
         15                 20,789         6,024      5,994       34,014        979         949      34,014
         16                 21,829         5,847      5,817       34,014          9         (21)     34,014
         17                 22,920         5,675      5,645       34,014         --          --          --
         18                 24,066         5,507      5,477       34,014         --          --          --
         19                 25,270         5,343      5,313       34,014         --          --          --
         20                 26,533         5,183      5,153       34,014         --          --          --
         21                 27,860         5,027      4,997       34,014         --          --          --
         22                 29,253         4,875      4,845       34,014         --          --          --
         23                 30,715         4,727      4,697       34,014         --          --          --
         24                 32,251         4,582      4,552       34,014         --          --          --
         25                 33,864         4,440      4,410       34,014         --          --          --

         35                 55,160         3,204      3,174       34,014         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.08% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,484      9,704       34,014     10,350       9,570      34,014
          2                 11,025        11,416     10,636       34,014     11,135      10,355      34,014
          3                 11,576        12,434     11,654       34,014     11,990      11,210      34,014
          4                 12,155        13,546     12,916       34,014     12,927      12,297      34,014
          5                 12,763        14,761     14,131       34,014     13,952      13,322      34,014
          6                 13,401        16,087     15,657       34,014     15,075      14,645      34,014
          7                 14,071        17,535     17,105       34,014     16,306      15,876      34,014
          8                 14,775        19,116     18,886       34,014     17,653      17,423      34,014
          9                 15,513        20,843     20,613       34,014     19,131      18,901      34,014
         10                 16,289        22,730     22,700       34,014     20,755      20,725      34,014
         11                 17,103        24,827     24,797       34,014     22,580      22,550      34,014
         12                 17,959        27,132     27,102       34,014     24,606      24,576      34,014
         13                 18,856        29,703     29,673       35,049     26,864      26,834      34,014
         14                 19,799        32,536     32,506       38,066     29,391      29,361      34,387
         15                 20,789        35,639     35,609       41,340     32,191      32,161      37,341
         16                 21,829        39,036     39,006       44,891     35,257      35,227      40,545
         17                 22,920        42,768     42,738       48,327     38,624      38,594      43,644
         18                 24,066        46,869     46,839       52,024     42,325      42,295      46,980
         19                 25,270        51,383     51,383       56,006     46,397      46,367      50,573
         20                 26,533        56,341     56,341       61,411     50,842      50,842      55,417
         21                 27,860        61,777     61,777       66,719     55,747      55,747      60,206
         22                 29,253        67,742     67,742       72,484     61,130      61,130      65,409
         23                 30,715        74,249     74,249       79,446     67,002      67,002      71,692
         24                 32,251        81,398     81,398       86,281     73,453      73,453      77,859
         25                 33,864        89,192     89,192       94,543     80,487      80,487      85,315

         35                 55,160       219,625    219,625      230,605    195,268     195,268     205,031
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.08% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,918      9,144       34,014      9,785       9,021      34,014
          2                 11,025        10,215      9,435       34,014      9,932       9,157      34,014
          3                 11,576        10,521      9,741       34,014     10,073       9,293      34,014
          4                 12,155        10,838     10,208       34,014     10,207       9,577      34,014
          5                 12,763        11,166     10,536       34,014     10,333       9,703      34,014
          6                 13,401        11,504     11,074       34,014     10,446      10,016      34,014
          7                 14,071        11,853     11,423       34,014     10,543      10,113      34,014
          8                 14,775        12,214     11,984       34,014     10,617      10,387      34,014
          9                 15,513        12,587     12,357       34,014     10,661      10,431      34,014
         10                 16,289        12,973     12,943       34,014     10,670      10,640      34,014
         11                 17,103        13,391     13,361       34,014     10,654      10,624      34,014
         12                 17,959        13,823     13,793       34,014     10,594      10,564      34,014
         13                 18,856        14,271     14,241       34,014     10,487      10,457      34,014
         14                 19,799        14,734     14,704       34,014     10,327      10,297      34,014
         15                 20,789        15,213     15,183       34,014     10,106      10,076      34,014
         16                 21,829        15,709     15,679       34,014      9,808       9,778      34,014
         17                 22,920        16,222     16,192       34,014      9,413       9,383      34,014
         18                 24,066        16,753     16,723       34,014      8,895       8,865      34,014
         19                 25,270        17,302     17,272       34,014      8,221       8,191      34,014
         20                 26,533        17,870     17,840       34,014      7,353       7,323      34,014
         21                 27,860        18,457     18,427       34,014      6,249       6,219      34,014
         22                 29,253        19,065     19,035       34,014      4,859       4,829      34,014
         23                 30,715        19,694     19,664       34,014      3,124       3,094      34,014
         24                 32,251        20,345     20,315       34,014        964         934      34,014
         25                 33,864        21,019     20,989       34,014         --          --          --

         35                 55,160        29,179     29,149       34,014         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.92% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,351      8,620       34,014      9,219       8,497      34,014
          2                 11,025         9,080      8,369       34,014      8,798       8,108      34,014
          3                 11,576         8,815      8,124       34,014      8,368       7,710      34,014
          4                 12,155         8,557      8,014       34,014      7,927       7,422      34,014
          5                 12,763         8,306      7,778       34,014      7,475       6,996      34,014
          6                 13,401         8,062      7,709       34,014      7,007       6,697      34,014
          7                 14,071         7,824      7,481       34,014      6,518       6,227      34,014
          8                 14,775         7,592      7,410       34,014      6,000       5,850      34,014
          9                 15,513         7,366      7,188       34,014      5,447       5,308      34,014
         10                 16,289         7,146      7,116       34,014      4,851       4,821      34,014
         11                 17,103         6,942      6,912       34,014      4,213       4,183      34,014
         12                 17,959         6,743      6,713       34,014      3,522       3,492      34,014
         13                 18,856         6,548      6,518       34,014      2,774       2,744      34,014
         14                 19,799         6,359      6,329       34,014      1,965       1,935      34,014
         15                 20,789         6,174      6,144       34,014      1,083       1,053      34,014
         16                 21,829         5,994      5,964       34,014        114          84      34,014
         17                 22,920         5,818      5,788       34,014         --          --          --
         18                 24,066         5,647      5,617       34,014         --          --          --
         19                 25,270         5,479      5,449       34,014         --          --          --
         20                 26,533         5,316      5,286       34,014         --          --          --
         21                 27,860         5,157      5,127       34,014         --          --          --
         22                 29,253         5,001      4,971       34,014         --          --          --
         23                 30,715         4,850      4,820       34,014         --          --          --
         24                 32,251         4,702      4,672       34,014         --          --          --
         25                 33,864         4,558      4,528       34,014         --          --          --

         35                 55,160         3,295      3,265       34,014         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.08% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,850      9,826       20,001     10,637       9,617      20,001
          2                 11,025        11,739     10,724       20,001     11,289      10,283      20,001
          3                 11,576        12,704     11,702       20,001     11,995      11,005      20,001
          4                 12,155        13,751     12,915       20,001     12,765      11,944      20,001
          5                 12,763        14,887     14,071       20,001     13,610      12,809      20,001
          6                 13,401        16,119     15,528       20,001     14,543      13,967      20,001
          7                 14,071        17,456     16,895       20,001     15,583      15,036      20,001
          8                 14,775        18,911     18,586       20,990     16,753      16,440      20,001
          9                 15,513        20,503     20,221       22,347     18,087      17,811      20,001
         10                 16,289        22,217     22,187       24,216     19,592      19,562      21,355
         11                 17,103        24,274     24,244       26,216     21,402      21,372      23,114
         12                 17,959        26,530     26,500       28,387     23,387      23,357      25,024
         13                 18,856        28,983     28,953       31,011     25,544      25,514      27,332
         14                 19,799        31,677     31,647       33,577     27,915      27,885      29,589
         15                 20,789        34,613     34,583       36,689     30,491      30,461      32,320
         16                 21,829        37,838     37,808       39,729     33,328      33,298      34,994
         17                 22,920        41,351     41,321       43,418     36,411      36,381      38,231
         18                 24,066        45,192     45,162       47,452     39,756      39,726      41,743
         19                 25,270        49,394     49,364       51,864     43,379      43,349      45,548
         20                 26,533        53,990     53,990       56,689     47,298      47,268      49,662
         21                 27,860        59,049     59,049       62,001     51,531      51,531      54,107
         22                 29,253        64,582     64,582       67,811     56,130      56,130      58,937
         23                 30,715        70,634     70,634       74,165     61,087      61,087      64,141
         24                 32,251        77,252     77,252       81,115     66,422      66,422      69,742
         25                 33,864        84,491     84,491       88,715     72,157      72,157      75,764

         35                 55,160       207,095    207,095      209,165    171,480     171,480     173,194
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           21
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.08% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,264      9,253       20,001     10,048       9,042      20,001
          2                 11,025        10,504      9,513       20,001     10,036       9,056      20,001
          3                 11,576        10,750      9,782       20,001      9,991       9,037      20,001
          4                 12,155        11,002     10,207       20,001      9,907       9,134      20,001
          5                 12,763        11,262     10,491       20,001      9,777       9,038      20,001
          6                 13,401        11,528     10,982       20,001      9,590       9,080      20,001
          7                 14,071        11,801     11,282       20,001      9,333       8,860      20,001
          8                 14,775        12,081     11,791       20,001      8,990       8,736      20,001
          9                 15,513        12,369     12,108       20,001      8,540       8,318      20,001
         10                 16,289        12,664     12,634       20,001      7,957       7,927      20,001
         11                 17,103        13,072     13,042       20,001      7,278       7,248      20,001
         12                 17,959        13,493     13,463       20,001      6,403       6,373      20,001
         13                 18,856        13,929     13,899       20,001      5,284       5,254      20,001
         14                 19,799        14,381     14,351       20,001      3,862       3,832      20,001
         15                 20,789        14,848     14,818       20,001      2,049       2,019      20,001
         16                 21,829        15,331     15,301       20,001         --          --          --
         17                 22,920        15,830     15,800       20,001         --          --          --
         18                 24,066        16,347     16,317       20,001         --          --          --
         19                 25,270        16,882     16,852       20,001         --          --          --
         20                 26,533        17,436     17,406       20,001         --          --          --
         21                 27,860        18,009     17,979       20,001         --          --          --
         22                 29,253        18,601     18,571       20,001         --          --          --
         23                 30,715        19,214     19,184       20,174         --          --          --
         24                 32,251        19,849     19,819       20,840         --          --          --
         25                 33,864        20,505     20,475       21,529         --          --          --

         35                 55,160        28,480     28,450       28,764         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.92% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,678      8,704       20,001      9,459       8,507      20,001
          2                 11,025         9,337      8,420       20,001      8,856       7,985      20,001
          3                 11,576         9,007      8,143       20,001      8,213       7,423      20,001
          4                 12,155         8,687      8,006       20,001      7,524       6,929      20,001
          5                 12,763         8,378      7,741       20,001      6,777       6,256      20,001
          6                 13,401         8,079      7,645       20,001      5,960       5,632      20,001
          7                 14,071         7,789      7,389       20,001      5,055       4,785      20,001
          8                 14,775         7,509      7,291       20,001      4,039       3,908      20,001
          9                 15,513         7,238      7,045       20,001      2,884       2,790      20,001
         10                 16,289         6,976      6,946       20,001      1,560       1,530      20,001
         11                 17,103         6,776      6,746       20,001         35           5      20,001
         12                 17,959         6,581      6,551       20,001         --          --          --
         13                 18,856         6,391      6,361       20,001         --          --          --
         14                 19,799         6,205      6,175       20,001         --          --          --
         15                 20,789         6,024      5,994       20,001         --          --          --
         16                 21,829         5,847      5,817       20,001         --          --          --
         17                 22,920         5,675      5,645       20,001         --          --          --
         18                 24,066         5,507      5,477       20,001         --          --          --
         19                 25,270         5,343      5,313       20,001         --          --          --
         20                 26,533         5,183      5,153       20,001         --          --          --
         21                 27,860         5,027      4,997       20,001         --          --          --
         22                 29,253         4,875      4,845       20,001         --          --          --
         23                 30,715         4,727      4,697       20,001         --          --          --
         24                 32,251         4,582      4,552       20,001         --          --          --
         25                 33,864         4,440      4,410       20,001         --          --          --

         35                 55,160         3,204      3,174       20,001         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           23
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.08% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,484      9,704       20,001     10,256       9,476      20,001
          2                 11,025        11,416     10,636       20,001     10,933      10,153      20,001
          3                 11,576        12,434     11,654       20,001     11,671      10,891      20,001
          4                 12,155        13,546     12,916       20,001     12,481      11,851      20,001
          5                 12,763        14,761     14,131       20,001     13,376      12,746      20,001
          6                 13,401        16,087     15,657       20,001     14,372      13,942      20,001
          7                 14,071        17,535     17,105       20,001     15,491      15,061      20,001
          8                 14,775        19,120     18,890       21,223     16,759      16,529      20,001
          9                 15,513        20,866     20,636       22,743     18,216      17,986      20,001
         10                 16,289        22,759     22,729       24,807     19,863      19,833      21,651
         11                 17,103        24,867     24,837       26,856     21,699      21,669      23,434
         12                 17,959        27,179     27,149       29,081     23,712      23,682      25,371
         13                 18,856        29,693     29,663       31,771     25,899      25,869      27,712
         14                 19,799        32,454     32,424       34,400     28,304      28,274      30,001
         15                 20,789        35,462     35,432       37,589     30,916      30,886      32,771
         16                 21,829        38,767     38,737       40,705     33,793      33,763      35,483
         17                 22,920        42,367     42,337       44,484     36,920      36,890      38,765
         18                 24,066        46,304     46,274       48,618     40,312      40,282      42,327
         19                 25,270        50,610     50,610       53,140     43,986      43,956      46,185
         20                 26,533        55,352     55,352       58,119     47,960      47,930      50,358
         21                 27,860        60,539     60,539       63,565     52,253      52,253      54,865
         22                 29,253        66,212     66,212       69,522     56,917      56,917      59,762
         23                 30,715        72,416     72,416       76,036     61,942      61,942      65,039
         24                 32,251        79,202     79,202       83,161     67,352      67,352      70,719
         25                 33,864        86,623     86,623       90,954     73,168      73,168      76,825

         35                 55,160       212,320    212,320      214,443    173,881     173,881     175,619
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.08% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,918      9,144       20,001      9,688       8,931      20,001
          2                 11,025        10,215      9,435       20,001      9,718       8,959      20,001
          3                 11,576        10,521      9,741       20,001      9,716       8,957      20,001
          4                 12,155        10,838     10,208       20,001      9,677       9,067      20,001
          5                 12,763        11,166     10,536       20,001      9,594       8,988      20,001
          6                 13,401        11,504     11,074       20,001      9,457       9,048      20,001
          7                 14,071        11,853     11,423       20,001      9,252       8,852      20,001
          8                 14,775        12,214     11,984       20,001      8,964       8,755      20,001
          9                 15,513        12,587     12,357       20,001      8,571       8,369      20,001
         10                 16,289        12,973     12,943       20,001      8,048       8,018      20,001
         11                 17,103        13,391     13,361       20,001      7,380       7,350      20,001
         12                 17,959        13,823     13,793       20,001      6,519       6,489      20,001
         13                 18,856        14,271     14,241       20,001      5,417       5,387      20,001
         14                 19,799        14,734     14,704       20,001      4,015       3,985      20,001
         15                 20,789        15,213     15,183       20,001      2,227       2,197      20,001
         16                 21,829        15,709     15,679       20,001         --          --          --
         17                 22,920        16,222     16,192       20,001         --          --          --
         18                 24,066        16,753     16,723       20,001         --          --          --
         19                 25,270        17,302     17,272       20,001         --          --          --
         20                 26,533        17,870     17,840       20,001         --          --          --
         21                 27,860        18,457     18,427       20,001         --          --          --
         22                 29,253        19,065     19,035       20,018         --          --          --
         23                 30,715        19,694     19,664       20,679         --          --          --
         24                 32,251        20,345     20,315       21,362         --          --          --
         25                 33,864        21,019     20,989       22,069         --          --          --

         35                 55,160        29,203     29,173       29,494         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           25
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.92% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,351      8,620       20,001      9,120       8,406      20,001
          2                 11,025         9,080      8,369       20,001      8,572       7,899      20,001
          3                 11,576         8,815      8,124       20,001      7,981       7,353      20,001
          4                 12,155         8,557      8,014       20,001      7,339       6,869      20,001
          5                 12,763         8,306      7,778       20,001      6,636       6,208      20,001
          6                 13,401         8,062      7,709       20,001      5,857       5,593      20,001
          7                 14,071         7,824      7,481       20,001      4,985       4,756      20,001
          8                 14,775         7,592      7,410       20,001      3,997       3,887      20,001
          9                 15,513         7,366      7,188       20,001      2,864       2,777      20,001
         10                 16,289         7,146      7,116       20,001      1,553       1,523      20,001
         11                 17,103         6,942      6,912       20,001         28          (2)     20,001
         12                 17,959         6,743      6,713       20,001         --          --          --
         13                 18,856         6,548      6,518       20,001         --          --          --
         14                 19,799         6,359      6,329       20,001         --          --          --
         15                 20,789         6,174      6,144       20,001         --          --          --
         16                 21,829         5,994      5,964       20,001         --          --          --
         17                 22,920         5,818      5,788       20,001         --          --          --
         18                 24,066         5,647      5,617       20,001         --          --          --
         19                 25,270         5,479      5,449       20,001         --          --          --
         20                 26,533         5,316      5,286       20,001         --          --          --
         21                 27,860         5,157      5,127       20,001         --          --          --
         22                 29,253         5,001      4,971       20,001         --          --          --
         23                 30,715         4,850      4,820       20,001         --          --          --
         24                 32,251         4,702      4,672       20,001         --          --          --
         25                 33,864         4,558      4,528       20,001         --          --          --

         35                 55,160         3,295      3,265       20,001         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.08% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,918      9,892       45,872     10,918       9,892      45,872
          2                 11,025        11,880     10,862       45,872     11,880      10,862      45,872
          3                 11,576        12,923     11,917       45,872     12,923      11,917      45,872
          4                 12,155        14,054     13,213       45,872     14,054      13,213      45,872
          5                 12,763        15,278     14,457       45,872     15,278      14,457      45,872
          6                 13,401        16,604     16,008       45,872     16,604      16,008      45,872
          7                 14,071        18,040     17,475       45,872     18,040      17,475      45,872
          8                 14,775        19,593     19,265       45,872     19,593      19,265      45,872
          9                 15,513        21,274     20,991       45,872     21,274      20,991      45,872
         10                 16,289        23,092     23,062       45,872     23,092      23,062      45,872
         11                 17,103        25,264     25,234       45,872     25,262      25,232      45,872
         12                 17,959        27,644     27,614       45,872     27,638      27,608      45,872
         13                 18,856        30,253     30,223       45,872     30,243      30,213      45,872
         14                 19,799        33,120     33,090       45,872     33,108      33,078      45,872
         15                 20,789        36,283     36,253       45,872     36,269      36,239      45,872
         16                 21,829        39,786     39,756       45,872     39,771      39,741      45,872
         17                 22,920        43,664     43,634       49,339     43,647      43,617      49,321
         18                 24,066        47,923     47,893       53,195     47,905      47,875      53,175
         19                 25,270        52,604     52,604       57,338     52,584      52,584      57,316
         20                 26,533        57,751     57,751       62,948     57,729      57,729      62,924
         21                 27,860        63,391     63,391       68,462     63,368      63,368      68,436
         22                 29,253        69,576     69,576       74,446     69,550      69,550      74,418
         23                 30,715        76,325     76,325       81,667     76,296      76,296      81,636
         24                 32,251        83,729     83,729       88,753     83,698      83,698      88,719
         25                 33,864        91,803     91,803       97,311     91,768      91,768      97,274

         35                 55,160       228,623    228,623      240,053    222,858     222,858     234,000
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           27
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.08% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,328      9,315       45,872     10,328       9,315      45,872
          2                 11,025        10,629      9,636       45,872     10,629       9,636      45,872
          3                 11,576        10,931      9,960       45,872     10,931       9,960      45,872
          4                 12,155        11,234     10,436       45,872     11,234      10,436      45,872
          5                 12,763        11,536     10,761       45,872     11,536      10,761      45,872
          6                 13,401        11,833     11,285       45,872     11,833      11,285      45,872
          7                 14,071        12,133     11,612       45,872     12,125      11,604      45,872
          8                 14,775        12,441     12,148       45,872     12,405      12,113      45,872
          9                 15,513        12,757     12,495       45,872     12,669      12,408      45,872
         10                 16,289        13,082     13,052       45,872     12,912      12,882      45,872
         11                 17,103        13,524     13,494       45,872     13,233      13,203      45,872
         12                 17,959        13,983     13,953       45,872     13,525      13,495      45,872
         13                 18,856        14,457     14,427       45,872     13,781      13,751      45,872
         14                 19,799        14,949     14,919       45,872     13,993      13,963      45,872
         15                 20,789        15,459     15,429       45,872     14,149      14,119      45,872
         16                 21,829        15,988     15,958       45,872     14,235      14,205      45,872
         17                 22,920        16,535     16,505       45,872     14,231      14,201      45,872
         18                 24,066        17,102     17,072       45,872     14,111      14,081      45,872
         19                 25,270        17,690     17,660       45,872     13,842      13,812      45,872
         20                 26,533        18,299     18,269       45,872     13,385      13,355      45,872
         21                 27,860        18,930     18,900       45,872     12,697      12,667      45,872
         22                 29,253        19,583     19,553       45,872     11,723      11,693      45,872
         23                 30,715        20,261     20,231       45,872     10,402      10,372      45,872
         24                 32,251        20,963     20,933       45,872      8,649       8,619      45,872
         25                 33,864        21,690     21,660       45,872      6,354       6,324      45,872

         35                 55,160        30,581     30,551       45,872         --          --      45,872
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.92% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,738      8,759       45,872      9,738       8,759      45,872
          2                 11,025         9,447      8,519       45,872      9,447       8,519      45,872
          3                 11,576         9,155      8,278       45,872      9,155       8,278      45,872
          4                 12,155         8,860      8,165       45,872      8,860       8,165      45,872
          5                 12,763         8,560      7,910       45,872      8,560       7,910      45,872
          6                 13,401         8,268      7,824       45,872      8,253       7,811      45,872
          7                 14,071         7,984      7,575       45,872      7,935       7,529      45,872
          8                 14,775         7,709      7,486       45,872      7,602       7,382      45,872
          9                 15,513         7,443      7,245       45,872      7,248       7,055      45,872
         10                 16,289         7,185      7,155       45,872      6,865       6,835      45,872
         11                 17,103         6,990      6,960       45,872      6,501       6,471      45,872
         12                 17,959         6,800      6,770       45,872      6,090       6,060      45,872
         13                 18,856         6,614      6,584       45,872      5,623       5,593      45,872
         14                 19,799         6,433      6,403       45,872      5,091       5,061      45,872
         15                 20,789         6,256      6,226       45,872      4,480       4,450      45,872
         16                 21,829         6,083      6,053       45,872      3,772       3,742      45,872
         17                 22,920         5,914      5,884       45,872      2,944       2,914      45,872
         18                 24,066         5,748      5,718       45,872      1,963       1,933      45,872
         19                 25,270         5,587      5,557       45,872        788         758      45,872
         20                 26,533         5,429      5,399       45,872         --          --          --
         21                 27,860         5,275      5,245       45,872         --          --          --
         22                 29,253         5,124      5,094       45,872         --          --          --
         23                 30,715         4,977      4,947       45,872         --          --          --
         24                 32,251         4,834      4,804       45,872         --          --          --
         25                 33,864         4,693      4,663       45,872         --          --          --

         35                 55,160         3,455      3,425       45,872         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           29
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.08% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,549      9,769       45,872     10,549       9,769      45,872
          2                 11,025        11,553     10,773       45,872     11,553      10,773      45,872
          3                 11,576        12,648     11,868       45,872     12,648      11,868      45,872
          4                 12,155        13,842     13,212       45,872     13,842      13,212      45,872
          5                 12,763        15,146     14,516       45,872     15,146      14,516      45,872
          6                 13,401        16,567     16,137       45,872     16,567      16,137      45,872
          7                 14,071        18,117     17,687       45,872     18,117      17,687      45,872
          8                 14,775        19,807     19,577       45,872     19,807      19,577      45,872
          9                 15,513        21,648     21,418       45,872     21,648      21,418      45,872
         10                 16,289        23,657     23,627       45,872     23,657      23,627      45,872
         11                 17,103        25,888     25,858       45,872     25,888      25,858      45,872
         12                 17,959        28,332     28,302       45,872     28,331      28,301      45,872
         13                 18,856        31,014     30,984       45,872     31,012      30,982      45,872
         14                 19,799        33,965     33,935       45,872     33,963      33,933      45,872
         15                 20,789        37,225     37,195       45,872     37,222      37,192      45,872
         16                 21,829        40,836     40,806       46,961     40,834      40,804      46,959
         17                 22,920        44,820     44,790       50,646     44,818      44,788      50,644
         18                 24,066        49,194     49,164       54,605     49,191      49,161      54,602
         19                 25,270        53,999     53,999       58,858     53,996      53,996      58,855
         20                 26,533        59,283     59,283       64,618     59,279      59,279      64,614
         21                 27,860        65,073     65,073       70,278     65,069      65,069      70,274
         22                 29,253        71,421     71,421       76,420     71,417      71,417      76,416
         23                 30,715        78,349     78,349       83,833     78,345      78,345      83,828
         24                 32,251        85,950     85,950       91,107     85,945      85,945      91,102
         25                 33,864        94,238     94,238       99,892     94,233      94,233      99,886

         35                 55,160       234,687    234,687      246,420    228,842     228,842     240,284
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.08% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,979      9,201       45,872      9,979       9,201      45,872
          2                 11,025        10,336      9,556       45,872     10,336       9,556      45,872
          3                 11,576        10,698      9,918       45,872     10,698       9,918      45,872
          4                 12,155        11,065     10,435       45,872     11,065      10,435      45,872
          5                 12,763        11,435     10,805       45,872     11,435      10,805      45,872
          6                 13,401        11,806     11,376       45,872     11,806      11,376      45,872
          7                 14,071        12,184     11,754       45,872     12,175      11,745      45,872
          8                 14,775        12,574     12,344       45,872     12,539      12,309      45,872
          9                 15,513        12,979     12,749       45,872     12,893      12,663      45,872
         10                 16,289        13,397     13,367       45,872     13,230      13,200      45,872
         11                 17,103        13,851     13,821       45,872     13,566      13,536      45,872
         12                 17,959        14,321     14,291       45,872     13,874      13,844      45,872
         13                 18,856        14,808     14,778       45,872     14,148      14,118      45,872
         14                 19,799        15,313     15,283       45,872     14,379      14,349      45,872
         15                 20,789        15,835     15,805       45,872     14,556      14,526      45,872
         16                 21,829        16,377     16,347       45,872     14,665      14,635      45,872
         17                 22,920        16,939     16,909       45,872     14,687      14,657      45,872
         18                 24,066        17,521     17,491       45,872     14,595      14,565      45,872
         19                 25,270        18,123     18,093       45,872     14,359      14,329      45,872
         20                 26,533        18,748     18,718       45,872     13,940      13,910      45,872
         21                 27,860        19,395     19,365       45,872     13,296      13,266      45,872
         22                 29,253        20,066     20,036       45,872     12,375      12,345      45,872
         23                 30,715        20,761     20,731       45,872     11,115      11,085      45,872
         24                 32,251        21,481     21,451       45,872      9,436       9,406      45,872
         25                 33,864        22,227     22,197       45,872      7,230       7,200      45,872

         35                 55,160        31,346     31,316       45,872         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           31
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.92% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,409      8,674       45,872      9,409       8,674      45,872
          2                 11,025         9,186      8,467       45,872      9,186       8,467      45,872
          3                 11,576         8,959      8,257       45,872      8,959       8,257      45,872
          4                 12,155         8,726      8,172       45,872      8,726       8,172      45,872
          5                 12,763         8,485      7,946       45,872      8,485       7,946      45,872
          6                 13,401         8,248      7,888       45,872      8,233       7,874      45,872
          7                 14,071         8,017      7,666       45,872      7,968       7,619      45,872
          8                 14,775         7,792      7,606       45,872      7,684       7,500      45,872
          9                 15,513         7,572      7,390       45,872      7,376       7,199      45,872
         10                 16,289         7,357      7,327       45,872      7,038       7,008      45,872
         11                 17,103         7,159      7,129       45,872      6,671       6,641      45,872
         12                 17,959         6,965      6,935       45,872      6,258       6,228      45,872
         13                 18,856         6,776      6,746       45,872      5,789       5,759      45,872
         14                 19,799         6,591      6,561       45,872      5,256       5,226      45,872
         15                 20,789         6,410      6,380       45,872      4,644       4,614      45,872
         16                 21,829         6,233      6,203       45,872      3,935       3,905      45,872
         17                 22,920         6,061      6,031       45,872      3,107       3,077      45,872
         18                 24,066         5,892      5,862       45,872      2,126       2,096      45,872
         19                 25,270         5,727      5,697       45,872        953         923      45,872
         20                 26,533         5,566      5,536       45,872         --          --          --
         21                 27,860         5,409      5,379       45,872         --          --          --
         22                 29,253         5,255      5,225       45,872         --          --          --
         23                 30,715         5,105      5,075       45,872         --          --          --
         24                 32,251         4,959      4,929       45,872         --          --          --
         25                 33,864         4,815      4,785       45,872         --          --          --

         35                 55,160         3,551      3,521       45,872         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.08% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,911      9,886       28,491     10,911       9,886      28,491
          2                 11,025        11,853     10,836       28,491     11,853      10,836      28,491
          3                 11,576        12,860     11,855       28,491     12,860      11,855      28,491
          4                 12,155        13,941     13,102       28,491     13,936      13,097      28,491
          5                 12,763        15,116     14,297       28,491     15,088      14,269      28,491
          6                 13,401        16,392     15,798       28,491     16,322      15,728      28,491
          7                 14,071        17,779     17,216       28,491     17,646      17,084      28,491
          8                 14,775        19,286     18,960       28,491     19,073      18,747      28,491
          9                 15,513        20,924     20,642       28,491     20,615      20,334      28,491
         10                 16,289        22,704     22,674       28,491     22,295      22,265      28,491
         11                 17,103        24,836     24,806       28,491     24,338      24,308      28,491
         12                 17,959        27,204     27,174       29,107     26,635      26,605      28,499
         13                 18,856        29,820     29,790       31,907     29,196      29,166      31,239
         14                 19,799        32,689     32,659       34,650     32,005      31,975      33,924
         15                 20,789        35,818     35,788       37,967     35,067      35,037      37,170
         16                 21,829        39,253     39,223       41,216     38,429      38,399      40,350
         17                 22,920        42,995     42,965       45,145     42,092      42,062      44,196
         18                 24,066        47,065     47,035       49,418     46,076      46,046      48,379
         19                 25,270        51,520     51,520       54,095     50,401      50,401      52,920
         20                 26,533        56,432     56,432       59,253     55,121      55,121      57,877
         21                 27,860        61,813     61,813       64,903     60,230      60,230      63,241
         22                 29,253        67,707     67,707       71,091     65,748      65,748      69,035
         23                 30,715        74,162     74,162       77,870     71,702      71,702      75,286
         24                 32,251        81,234     81,234       85,295     78,114      78,114      82,019
         25                 33,864        88,979     88,979       93,428     85,008      85,008      89,257

         35                 55,160       221,213    221,213      223,424    202,956     202,956     204,985
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           33
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.08% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,321      9,309       28,491     10,321       9,309      28,491
          2                 11,025        10,602      9,610       28,491     10,602       9,610      28,491
          3                 11,576        10,867      9,896       28,491     10,866       9,896      28,491
          4                 12,155        11,139     10,342       28,491     11,110      10,314      28,491
          5                 12,763        11,419     10,646       28,491     11,329      10,557      28,491
          6                 13,401        11,707     11,160       28,491     11,515      10,970      28,491
          7                 14,071        12,003     11,483       28,491     11,660      11,143      28,491
          8                 14,775        12,307     12,016       28,491     11,751      11,462      28,491
          9                 15,513        12,620     12,358       28,491     11,773      11,514      28,491
         10                 16,289        12,941     12,911       28,491     11,709      11,679      28,491
         11                 17,103        13,378     13,348       28,491     11,635      11,605      28,491
         12                 17,959        13,831     13,801       28,491     11,436      11,406      28,491
         13                 18,856        14,300     14,270       28,491     11,087      11,057      28,491
         14                 19,799        14,787     14,757       28,491     10,553      10,523      28,491
         15                 20,789        15,291     15,261       28,491      9,787       9,757      28,491
         16                 21,829        15,813     15,783       28,491      8,727       8,697      28,491
         17                 22,920        16,354     16,324       28,491      7,280       7,250      28,491
         18                 24,066        16,914     16,884       28,491      5,319       5,289      28,491
         19                 25,270        17,495     17,465       28,491      2,666       2,636      28,491
         20                 26,533        18,097     18,067       28,491         --          --          --
         21                 27,860        18,721     18,691       28,491         --          --          --
         22                 29,253        19,367     19,337       28,491         --          --          --
         23                 30,715        20,037     20,007       28,491         --          --          --
         24                 32,251        20,731     20,701       28,491         --          --          --
         25                 33,864        21,450     21,420       28,491         --          --          --

         35                 55,160        30,237     30,207       30,539         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.92% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,732      8,753       28,491      9,732       8,753      28,491
          2                 11,025         9,420      8,495       28,491      9,420       8,495      28,491
          3                 11,576         9,101      8,229       28,491      9,088       8,218      28,491
          4                 12,155         8,791      8,102       28,491      8,733       8,048      28,491
          5                 12,763         8,492      7,846       28,491      8,346       7,711      28,491
          6                 13,401         8,201      7,761       28,491      7,919       7,493      28,491
          7                 14,071         7,920      7,513       28,491      7,440       7,056      28,491
          8                 14,775         7,647      7,425       28,491      6,894       6,691      28,491
          9                 15,513         7,382      7,186       28,491      6,261       6,090      28,491
         10                 16,289         7,126      7,096       28,491      5,518       5,488      28,491
         11                 17,103         6,933      6,903       28,491      4,679       4,649      28,491
         12                 17,959         6,744      6,714       28,491      3,665       3,635      28,491
         13                 18,856         6,560      6,530       28,491      2,439       2,409      28,491
         14                 19,799         6,380      6,350       28,491        954         924      28,491
         15                 20,789         6,204      6,174       28,491         --          --          --
         16                 21,829         6,032      6,002       28,491         --          --          --
         17                 22,920         5,864      5,834       28,491         --          --          --
         18                 24,066         5,700      5,670       28,491         --          --          --
         19                 25,270         5,539      5,509       28,491         --          --          --
         20                 26,533         5,383      5,353       28,491         --          --          --
         21                 27,860         5,230      5,200       28,491         --          --          --
         22                 29,253         5,080      5,050       28,491         --          --          --
         23                 30,715         4,934      4,904       28,491         --          --          --
         24                 32,251         4,791      4,761       28,491         --          --          --
         25                 33,864         4,652      4,622       28,491         --          --          --

         35                 55,160         3,422      3,392       28,491         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           35
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.08% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,543      9,763       28,491     10,543       9,763      28,491
          2                 11,025        11,525     10,745       28,491     11,525      10,745      28,491
          3                 11,576        12,582     11,802       28,491     12,582      11,802      28,491
          4                 12,155        13,728     13,098       28,491     13,721      13,091      28,491
          5                 12,763        14,982     14,352       28,491     14,949      14,319      28,491
          6                 13,401        16,353     15,923       28,491     16,275      15,845      28,491
          7                 14,071        17,852     17,422       28,491     17,711      17,281      28,491
          8                 14,775        19,492     19,262       28,491     19,271      19,041      28,491
          9                 15,513        21,286     21,056       28,491     20,974      20,744      28,491
         10                 16,289        23,248     23,218       28,491     22,846      22,816      28,491
         11                 17,103        25,437     25,407       28,491     24,964      24,934      28,491
         12                 17,959        27,880     27,850       29,831     27,347      27,317      29,261
         13                 18,856        30,563     30,533       32,701     29,978      29,948      32,076
         14                 19,799        33,504     33,474       35,514     32,862      32,832      34,834
         15                 20,789        36,712     36,682       38,914     36,008      35,978      38,168
         16                 21,829        40,234     40,204       42,245     39,461      39,431      41,434
         17                 22,920        44,070     44,040       46,273     43,224      43,194      45,384
         18                 24,066        48,242     48,212       50,654     47,315      47,285      49,680
         19                 25,270        52,809     52,809       55,449     51,757      51,757      54,345
         20                 26,533        57,844     57,844       60,736     56,605      56,605      59,435
         21                 27,860        63,360     63,360       66,527     61,850      61,850      64,942
         22                 29,253        69,401     69,401       72,870     67,518      67,518      70,893
         23                 30,715        76,018     76,018       79,819     73,631      73,631      77,312
         24                 32,251        83,266     83,266       87,429     80,216      80,216      84,226
         25                 33,864        91,206     91,206       95,765     87,295      87,295      91,659

         35                 55,160       226,748    226,748      229,015    208,418     208,418     210,502
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.08% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,973      9,195       28,491      9,973       9,195      28,491
          2                 11,025        10,308      9,528       28,491     10,308       9,528      28,491
          3                 11,576        10,634      9,854       28,491     10,631       9,851      28,491
          4                 12,155        10,971     10,341       28,491     10,938      10,308      28,491
          5                 12,763        11,320     10,690       28,491     11,223      10,593      28,491
          6                 13,401        11,680     11,250       28,491     11,480      11,050      28,491
          7                 14,071        12,054     11,624       28,491     11,700      11,270      28,491
          8                 14,775        12,440     12,210       28,491     11,872      11,642      28,491
          9                 15,513        12,840     12,610       28,491     11,980      11,750      28,491
         10                 16,289        13,253     13,223       28,491     12,008      11,978      28,491
         11                 17,103        13,702     13,672       28,491     11,956      11,926      28,491
         12                 17,959        14,166     14,136       28,491     11,783      11,753      28,491
         13                 18,856        14,648     14,618       28,491     11,465      11,435      28,491
         14                 19,799        15,147     15,117       28,491     10,968      10,938      28,491
         15                 20,789        15,664     15,634       28,491     10,248      10,218      28,491
         16                 21,829        16,199     16,169       28,491      9,242       9,212      28,491
         17                 22,920        16,754     16,724       28,491      7,864       7,834      28,491
         18                 24,066        17,329     17,299       28,491      5,990       5,960      28,491
         19                 25,270        17,925     17,895       28,491      3,449       3,419      28,491
         20                 26,533        18,543     18,513       28,491          3         (27)     28,491
         21                 27,860        19,183     19,153       28,491         --          --          --
         22                 29,253        19,846     19,816       28,491         --          --          --
         23                 30,715        20,533     20,503       28,491         --          --          --
         24                 32,251        21,244     21,214       28,491         --          --          --
         25                 33,864        21,982     21,952       28,491         --          --          --

         35                 55,160        30,997     30,967       31,306         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           37
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.92% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,403      8,668       28,491      9,403       8,668      28,491
          2                 11,025         9,158      8,441       28,491      9,158       8,441      28,491
          3                 11,576         8,905      8,207       28,491      8,891       8,194      28,491
          4                 12,155         8,658      8,109       28,491      8,596       8,050      28,491
          5                 12,763         8,417      7,882       28,491      8,266       7,740      28,491
          6                 13,401         8,182      7,825       28,491      7,892       7,546      28,491
          7                 14,071         7,953      7,605       28,491      7,463       7,135      28,491
          8                 14,775         7,729      7,544       28,491      6,964       6,794      28,491
          9                 15,513         7,511      7,330       28,491      6,374       6,216      28,491
         10                 16,289         7,298      7,268       28,491      5,670       5,640      28,491
         11                 17,103         7,101      7,071       28,491      4,832       4,802      28,491
         12                 17,959         6,908      6,878       28,491      3,821       3,791      28,491
         13                 18,856         6,720      6,690       28,491      2,600       2,570      28,491
         14                 19,799         6,536      6,506       28,491      1,121       1,091      28,491
         15                 20,789         6,357      6,327       28,491         --          --          --
         16                 21,829         6,181      6,151       28,491         --          --          --
         17                 22,920         6,010      5,980       28,491         --          --          --
         18                 24,066         5,842      5,812       28,491         --          --          --
         19                 25,270         5,679      5,649       28,491         --          --          --
         20                 26,533         5,519      5,489       28,491         --          --          --
         21                 27,860         5,363      5,333       28,491         --          --          --
         22                 29,253         5,210      5,180       28,491         --          --          --
         23                 30,715         5,061      5,031       28,491         --          --          --
         24                 32,251         4,915      4,885       28,491         --          --          --
         25                 33,864         4,773      4,743       28,491         --          --          --

         35                 55,160         3,518      3,488       28,491         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company
Separate Account Five and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Five (Money Market, North American Government Securities, Balanced Growth, Utilities, Dividend Growth, Value-Added Market, Growth, American Opportunities, Global Equity, Developing Growth, Emerging Markets, Diversified Income, Mid-Cap Equity, High Yield, Mid-Cap Value, Emerging Markets Debt, Strategic Stock, and Enterprise sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

 December 31, 1999                  Money        North        Balanced    Utilities    Dividend   Value-Added  Growth
                                    Market       American     Growth      Sub-Account  Growth     Market       Sub-Account
                                    Sub-Account  Government   Sub-Account              Sub-Account Sub-Account
                                                 Securities
                                                 Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN THE MORGAN STANLEY
 DEAN WITTER SELECT DIMENSIONS
 INVESTMENT SERIES:
 -------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET PORTFOLIO
  Shares 1,370,819
  Cost $1,370,819
  ........................................................................................................................
    Market Value                    $1,370,819    $      --    $     --    $      --   $       -- $       --    $     --
 -------------------------------------------------------------------------------------------------------------------------
 NORTH AMERICAN GOVERNMENT
 SECURITIES PORTFOLIO
  Shares 112
  Cost $1,126
  ........................................................................................................................
    Market Value                            --        1,124          --           --           --         --          --
 -------------------------------------------------------------------------------------------------------------------------
 BALANCED GROWTH PORTFOLIO
  Shares 20,001
  Cost $297,912
  ........................................................................................................................
    Market Value                            --           --     292,608           --           --         --          --
 -------------------------------------------------------------------------------------------------------------------------
 UTILITIES PORTFOLIO
  Shares 19,305
  Cost $369,955
  ........................................................................................................................
    Market Value                            --           --          --      506,766           --         --          --
 -------------------------------------------------------------------------------------------------------------------------
 DIVIDEND GROWTH PORTFOLIO
  Shares 158,081
  Cost $3,177,992
  ........................................................................................................................
    Market Value                            --           --          --           --    3,148,968         --          --
 -------------------------------------------------------------------------------------------------------------------------
 VALUE-ADDED MARKET PORTFOLIO
  Shares 21,797
  Cost $400,397
  ........................................................................................................................
    Market Value                            --           --          --           --           --    447,704          --
 -------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO
  Shares 8,694
  Cost $147,613
  ........................................................................................................................
    Market Value                            --           --          --           --           --         --     202,312
 -------------------------------------------------------------------------------------------------------------------------
 AMERICAN OPPORTUNITIES PORTFOLIO
  Shares 77,016
  Cost $1,730,315
  ........................................................................................................................
    Market Value                            --           --          --           --           --         --          --
 -------------------------------------------------------------------------------------------------------------------------
 GLOBAL EQUITY PORTFOLIO
  Shares 45,844
  Cost $612,136
  ........................................................................................................................
    Market Value                            --           --          --           --           --         --          --
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company                  1           --          --            2           --         --          --
  ........................................................................................................................
 Receivable for fund shares sold            --           --          --           --           --         --          --
  ........................................................................................................................
 Total Assets                        1,370,820        1,124     292,608      506,768    3,148,968    447,704     202,312
  ........................................................................................................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                         --           --          --           --          192         58          76
  ........................................................................................................................
 Payable for fund shares purchased          --           --          --           --           --         --          --
  ........................................................................................................................
 Total Liabilities                          --           --          --           --          192         58          76
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $1,370,820    $   1,124    $292,608    $ 506,768   $3,148,776 $  447,646    $202,236
 -------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  American    Global
                                    Opportunities Equity
                                    Sub-Account Sub-Account

 ------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN THE MORGAN STANLEY
 DEAN WITTER SELECT DIMENSIONS
 INVESTMENT SERIES:
 -------------------------------------------------------------------------------------
 MONEY MARKET PORTFOLIO
  Shares 1,370,819
  Cost $1,370,819
  ................................
    Market Value                    $       --  $       --
 --------------------------------------------------------------------------------------------------
 NORTH AMERICAN GOVERNMENT
 SECURITIES PORTFOLIO
  Shares 112
  Cost $1,126
  ................................
    Market Value                            --          --
 ---------------------------------------------------------------------------------------------------------------
 BALANCED GROWTH PORTFOLIO
  Shares 20,001
  Cost $297,912
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 UTILITIES PORTFOLIO
  Shares 19,305
  Cost $369,955
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 DIVIDEND GROWTH PORTFOLIO
  Shares 158,081
  Cost $3,177,992
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 VALUE-ADDED MARKET PORTFOLIO
  Shares 21,797
  Cost $400,397
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO
  Shares 8,694
  Cost $147,613
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 AMERICAN OPPORTUNITIES PORTFOLIO
  Shares 77,016
  Cost $1,730,315
  ................................
    Market Value                     2,510,718          --
 -------------------------------------------------------------------------------------------------------------------------
 GLOBAL EQUITY PORTFOLIO
  Shares 45,844
  Cost $612,136
  ................................
    Market Value                            --     899,923
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company                 --          19
  ................................
 Receivable for fund shares sold            --          --
  ................................
 Total Assets                        2,510,718     899,942
  ................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                         92          --
  ................................
 Payable for fund shares purchased          --          --
  ................................
 Total Liabilities                          92          --
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $2,510,626  $  899,942
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  Developing   Emerging     Diversified Mid-Cap      High Yield Mid-Cap      Emerging
                                    Growth       Markets      Income      Equity       Sub-Account Value       Markets
                                    Sub-Account  Sub-Account  Sub-Account Sub-Account             Sub-Account  Debt
                                                                                                               Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN THE MORGAN STANLEY
 DEAN WITTER SELECT DIMENSIONS
 INVESTMENT SERIES:
 -------------------------------------------------------------------------------------------------------------------------
 DEVELOPING GROWTH PORTFOLIO
  Shares 6,952
  Cost $135,833
  ........................................................................................................................
    Market Value                     $278,372     $      --    $     --    $      --   $      --  $       --     $    --
 -------------------------------------------------------------------------------------------------------------------------
 EMERGING MARKETS PORTFOLIO
  Shares 4,540
  Cost $50,107
  ........................................................................................................................
    Market Value                           --        65,786          --           --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED INCOME PORTFOLIO
  Shares 60,721
  Cost $605,775
  ........................................................................................................................
    Market Value                           --            --     544,061           --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 MID-CAP EQUITY PORTFOLIO
  Shares 19,416
  Cost $234,988
  ........................................................................................................................
    Market Value                           --            --          --      439,968          --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN THE MORGAN STANLEY
 DEAN WITTER UNIVERSAL FUNDS INC.:
 -------------------------------------------------------------------------------------------------------------------------
 HIGH YIELD PORTFOLIO
  Shares 5,052
  Cost $53,359
  ........................................................................................................................
    Market Value                           --            --          --           --      51,737          --          --
 -------------------------------------------------------------------------------------------------------------------------
 MID-CAP VALUE PORTFOLIO
  Shares 2,142
  Cost $33,497
  ........................................................................................................................
    Market Value                           --            --          --           --          --      33,465          --
 -------------------------------------------------------------------------------------------------------------------------
 EMERGING MARKETS DEBT PORTFOLIO
  Shares 2,690
  Cost $18,988
  ........................................................................................................................
    Market Value                           --            --          --           --          --          --     $18,591
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN VAN KAMPEN LIFE
 INVESTMENT TRUST:
 -------------------------------------------------------------------------------------------------------------------------
 STRATEGIC STOCK PORTFOLIO
  Shares 550
  Cost $6,866
  ........................................................................................................................
    Market Value                           --            --          --           --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 ENTERPRISE PORTFOLIO
  Shares 5,294
  Cost $119,283
  ........................................................................................................................
    Market Value                           --            --          --           --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company                 7            13          --           23          --          --          --
  ........................................................................................................................
 Receivable for fund shares sold           --            --          --           --          --          --          --
  ........................................................................................................................
 Total Assets                         278,379        65,799     544,061      439,991      51,737      33,465      18,591
  ........................................................................................................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                        --            --          20           --          --          --          --
  ........................................................................................................................
 Payable for fund shares purchased         --            --          --           --          --          --          --
  ........................................................................................................................
 Total Liabilities                         --            --          20           --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $278,379     $  65,799    $544,041    $ 439,991   $  51,737  $   33,465     $18,591
 -------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  Strategic   Enterprise
                                    Stock       Sub-Account
                                    Sub-Account

 -------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN THE MORGAN STANLEY
 DEAN WITTER SELECT DIMENSIONS
 INVESTMENT SERIES:
 -------------------------------------------------------------------------------------------------------------------------
 DEVELOPING GROWTH PORTFOLIO
  Shares 6,952
  Cost $135,833
  ................................
    Market Value                    $       --  $       --
 -------------------------------------------------------------------------------------------------------------------------
 EMERGING MARKETS PORTFOLIO
  Shares 4,540
  Cost $50,107
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED INCOME PORTFOLIO
  Shares 60,721
  Cost $605,775
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 MID-CAP EQUITY PORTFOLIO
  Shares 19,416
  Cost $234,988
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN THE MORGAN STANLEY
 DEAN WITTER UNIVERSAL FUNDS INC.:
 -------------------------------------------------------------------------------------------------------------------------
 HIGH YIELD PORTFOLIO
  Shares 5,052
  Cost $53,359
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 MID-CAP VALUE PORTFOLIO
  Shares 2,142
  Cost $33,497
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 EMERGING MARKETS DEBT PORTFOLIO
  Shares 2,690
  Cost $18,988
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN VAN KAMPEN LIFE
 INVESTMENT TRUST:
 -------------------------------------------------------------------------------------------------------------------------
 STRATEGIC STOCK PORTFOLIO
  Shares 550
  Cost $6,866
  ................................
    Market Value                         6,451          --
 -------------------------------------------------------------------------------------------------------------------------
 ENTERPRISE PORTFOLIO
  Shares 5,294
  Cost $119,283
  ................................
    Market Value                            --     138,222
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company                 --          --
  ................................
 Receivable for fund shares sold            --          --
  ................................
 Total Assets                            6,451     138,222
  ................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                         --          --
  ................................
 Payable for fund shares purchased          --          --
  ................................
 Total Liabilities                          --          --
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $    6,451  $  138,222
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

 ----------------------------------------------------------------------------------
 December 31, 1999                             Units       Unit        Contract
                                               Owned by    Price       Liability
                                               Participants
 ----------------------------------------------------------------------------------
 Variable Life Contracts:
  .................................................................................
  Money Market Portfolio                       1,205,116   $   1.1375  $ 1,370,820
  .................................................................................
  North American Government Securities
    Portfolio                                        100    11.235263        1,124
  .................................................................................
  Balanced Growth Portfolio                       22,053    13.268484      292,608
  .................................................................................
  Utilities Portfolio                             23,428    21.631144      506,768
  .................................................................................
  Dividend Growth Portfolio                      234,392    13.433818    3,148,776
  .................................................................................
  Value-Added Market Portfolio                    30,725    14.569531      447,646
  .................................................................................
  Growth Portfolio                                11,183    18.084596      202,236
  .................................................................................
  American Opportunities Portfolio                97,564    25.733152    2,510,626
  .................................................................................
  Global Equity Portfolio                         58,261    15.446837      899,942
  .................................................................................
  Developing Growth Portfolio                     11,015    25.271683      278,379
  .................................................................................
  Emerging Markets Portfolio                       5,443    12.088774       65,799
  .................................................................................
  Diversified Income Portfolio                    49,996    10.881692      544,041
  .................................................................................
  Mid-Cap Equity Portfolio                        18,302    24.040915      439,991
  .................................................................................
  High Yield Portfolio                             4,805    10.767198       51,737
  .................................................................................
  Mid-Cap Value Portfolio                          2,759    12.129625       33,465
  .................................................................................
  Emerging Markets Debt Portfolio                  2,118     8.777081       18,591
  .................................................................................
  Strategic Stock Portfolio                          627    10.280613        6,451
  .................................................................................
  Enterprise Portfolio                            10,365    13.335134      138,222
  .................................................................................
 GRAND TOTAL                                                           $10,957,222
 ----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Operations
--------------------------------------------------------------------------------

 For the Year Ended                 Money        North        Balanced    Utilities    Dividend   Value-Added  Growth
 December 31, 1999                  Market       American     Growth      Sub-Account  Growth     Market       Sub-Account
                                    Sub-Account  Government   Sub-Account              Sub-Account Sub-Account
                                                 Securities
                                                 Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $69,562     $      50    $  8,122    $   4,661   $  55,367  $    4,329     $     9
  ........................................................................................................................
  Net investment income                69,562            50       8,122        4,661      55,367       4,329           9
  ........................................................................................................................
  Capital gains income                     --            --      29,269        2,276     260,547      14,979      12,458
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized gain (loss) on
    security transactions                  --            --         961          597       7,056       1,058       1,433
  ........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                      --           (13)    (28,404)     126,977    (299,961)     22,445      42,230
  ........................................................................................................................
  Net (loss) gain on investments           --           (13)    (27,443)     127,574    (292,905)     23,503      43,663
 -------------------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS          $69,562     $      37    $  9,948    $ 134,511   $  23,009  $   42,811     $56,130
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 American    Global
 December 31, 1999                  Opportunities Equity
                                    Sub-Account* Sub-Account

 ------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $    4,261  $    2,417
  ................................
  Net investment income                  4,261       2,417
  ................................
  Capital gains income                 122,775          --
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions               12,138          (9)
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  613,973     215,470
  ................................
  Net (loss) gain on investments       626,111     215,461
 -------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS        $  753,147  $  217,878
 --------------------------------------------------------------------------------------------------

* Formerly American Value Sub-Account; change effective May 1, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Developing   Emerging     Diversified Mid-Cap      High Yield Mid-Cap      Emerging
 December 31, 1999                  Growth       Markets      Income      Equity       Sub-Account Value       Markets
                                    Sub-Account  Sub-Account  Sub-Account Sub-Account*            Sub-Account  Debt
                                                                                                               Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $    108     $      69    $ 38,498    $   1,210   $   4,014  $       51     $ 2,330
  ........................................................................................................................
  Net investment income                   108            69      38,498        1,210       4,014          51       2,330
  ........................................................................................................................
  Capital gains income                     --            --          --           --          --       3,632          --
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized gain (loss) on
    security transactions              10,634           440         (66)       4,027          40          92          19
  ........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 130,695        25,757     (47,039)     192,212        (804)         (6)          5
  ........................................................................................................................
  Net gain (loss) on investments      141,329        26,197     (47,105)     196,239        (764)         86          24
 -------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $141,437     $  26,266    $ (8,607)   $ 197,449   $   3,250  $    3,769     $ 2,354
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Strategic   Enterprise
 December 31, 1999                  Stock       Sub-Account
                                    Sub-Account

 ---------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $       10  $       32
  ................................
  Net investment income                     10          32
  ................................
  Capital gains income                       3         752
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                  (94)         37
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                     (448)     17,143
  ................................
  Net gain (loss) on investments          (542)     17,180
 -------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $     (529) $   17,964
 -------------------------------------------------------------------------------------------------------------------------

* Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Year Ended                 Money        North        Balanced    Utilities    Dividend   Value-Added  Growth
 December 31, 1999                  Market       American     Growth      Sub-Account  Growth     Market       Sub-Account
                                    Sub-Account  Government   Sub-Account              Sub-Account Sub-Account
                                                 Securities
                                                 Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   69,562    $      50    $  8,122    $   4,661   $   55,367 $    4,329    $      9
  ........................................................................................................................
  Capital gains income                      --           --      29,269        2,276      260,547     14,979      12,458
  ........................................................................................................................
  Net realized gain (loss) on
    security transactions                   --           --         961          597        7,056      1,058       1,433
  ........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                       --          (13)    (28,404)     126,977     (299,961)     22,445     42,230
  ........................................................................................................................
  Net increase in net assets
    resulting from operations           69,562           37       9,948      134,511       23,009     42,811      56,130
  ........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          1,959,285           --          --           --           --         --          --
  ........................................................................................................................
  Net transfers                     (2,210,610)          --      42,689      272,250      448,984    103,577      35,318
  ........................................................................................................................
  Surrenders for benefit payments
    and fees                           (56,096)          --      (3,655)      (5,087)    (112,852)    (33,015)    (9,766)
  ........................................................................................................................
  Loan withdrawals                     (91,966)          --     (21,216)      (1,292)     (37,255)     (1,188)        (1)
  ........................................................................................................................
  Cost of insurance                    (29,070)          --      (4,482)      (5,973)     (50,992)     (7,050)    (2,527)
  ........................................................................................................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                      (428,457)          --      13,336      259,898      247,885     62,324      23,024
  ........................................................................................................................
  Total (decrease) increase in net
    assets                            (358,895)          37      23,284      394,409      270,894    105,135      79,154
  ........................................................................................................................
 NET ASSETS:
  Beginning of period                1,729,715        1,087     269,324      112,359    2,877,882    342,511     123,082
 -------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $1,370,820    $   1,124    $292,608    $ 506,768   $3,148,776 $  447,646    $202,236
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 American    Global
 December 31, 1999                  Opportunities Equity
                                    Sub-Account* Sub-Account

 ------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $    4,261  $    2,417
  ................................
  Capital gains income                 122,775          --
  ................................
  Net realized gain (loss) on
    security transactions               12,138          (9)
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  613,973     215,470
  ................................
  Net increase in net assets
    resulting from operations          753,147     217,878
  ................................
 UNIT TRANSACTIONS:
  Purchases                                 --          --
  ................................
  Net transfers                        754,331     129,076
  ................................
  Surrenders for benefit payments
    and fees                           (28,694)    (28,550)
  ................................
  Loan withdrawals                     (26,398)       (826)
  ................................
  Cost of insurance                    (22,090)    (10,672)
  ................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                       677,149      89,028
  ................................
  Total (decrease) increase in net
    assets                           1,430,296     306,906
  ................................
 NET ASSETS:
  Beginning of period                1,080,330     593,036
 -------------------------------------------------------------------------------------
  END OF PERIOD                     $2,510,626  $  899,942
 --------------------------------------------------------------------------------------------------

* Formerly American Value Sub-Account; change effective May 1, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Developing   Emerging     Diversified Mid-Cap      High Yield Mid-Cap      Emerging
 December 31, 1999                  Growth       Markets      Income      Equity       Sub-Account Value       Markets
                                    Sub-Account  Sub-Account  Sub-Account Sub-Account**           Sub-Account** Debt
                                                                                                               Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $    108     $      69    $ 38,498    $   1,210   $   4,014  $       51     $ 2,330
  ........................................................................................................................
  Capital gains income                     --            --          --           --          --       3,632          --
  ........................................................................................................................
  Net realized gain (loss) on
    security transactions              10,634           440         (66)       4,027          40          92          19
  ........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 130,695        25,757     (47,039)     192,212        (804)         (6)          5
  ........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        141,437        26,266      (8,607)     197,449       3,250       3,769       2,354
  ........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                                --            --          --           --          --          --          --
  ........................................................................................................................
  Net transfers                        17,691        21,042     120,871       80,849      15,593      30,133      16,500
  ........................................................................................................................
  Surrenders for benefit payments
    and fees                          (37,343)       (2,378)     (5,042)     (36,778)     (5,148)     (1,287)       (896)
  ........................................................................................................................
  Loan withdrawals                         --            --        (930)          --          --          --          --
  ........................................................................................................................
  Cost of insurance                    (3,031)         (575)     (7,483)      (3,876)       (680)       (156)        (46)
  ........................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                      (22,683)       18,089     107,416       40,195       9,765      28,690      15,558
  ........................................................................................................................
  Total increase in net assets        118,754        44,355      98,809      237,644      13,015      32,459      17,912
  ........................................................................................................................
 NET ASSETS:
  Beginning of period                 159,625        21,444     445,232      202,347      38,722       1,006         679
 -------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $278,379     $  65,799    $544,041    $ 439,991   $  51,737  $   33,465     $18,591
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Strategic   Enterprise
 December 31, 1999                  Stock       Sub-Account
                                    Sub-Account

 ---------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $       10  $       32
  ................................
  Capital gains income                       3         752
  ................................
  Net realized gain (loss) on
    security transactions                  (94)         37
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                     (448)     17,143
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                            (529)     17,964
  ................................
 UNIT TRANSACTIONS:
  Purchases                                 --          --
  ................................
  Net transfers                          7,015     114,693
  ................................
  Surrenders for benefit payments
    and fees                            (1,037)     (2,134)
  ................................
  Loan withdrawals                          --        (845)
  ................................
  Cost of insurance                        (31)     (1,708)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                         5,947     110,006
  ................................
  Total increase in net assets           5,418     127,970
  ................................
 NET ASSETS:
  Beginning of period                    1,033      10,252
 -------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $    6,451  $  138,222
 -------------------------------------------------------------------------------------------------------------------------

** Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Year Ended                 Money        North        Balanced    Utilities    Dividend   Value-Added  Growth
 December 31, 1998                  Market       American     Growth      Sub-Account  Growth     Market       Sub-Account
                                    Sub-Account  Government   Sub-Account              Sub-Account Sub-Account
                                                 Securities
                                                 Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   61,978    $      47    $  5,437    $     759   $   44,248 $    2,839    $     --
  ........................................................................................................................
  Capital gains income                      --           --       4,004          337      100,866      3,121       4,218
  ........................................................................................................................
  Net realized gain (loss) on
    security transactions                   --           --         135           36       11,571         57        (855)
  ........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                       --           (2)     20,528        9,408      254,099     22,097      11,029
  ........................................................................................................................
  Net increase in net assets
    resulting from operations           61,978           45      30,104       10,540      410,784     28,114      14,392
  ........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          4,120,230           --          --           --           --         --          --
  ........................................................................................................................
  Net transfers                     (2,500,521)          --      80,467       96,911    1,259,474    189,519      29,229
  ........................................................................................................................
  Surrenders for benefit payments
    and fees                           (28,583)          --      (3,478)        (617)    (186,767)     (4,266)   (39,946)
  ........................................................................................................................
  Loan withdrawals                    (705,994)          --      (1,939)        (883)    (168,807)       (533)      (504)
  ........................................................................................................................
  Cost of insurance                    (13,832)          --      (1,457)        (279)     (19,772)     (1,660)      (959)
  ........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       871,300           --      73,593       95,132      884,128    183,060     (12,180)
  ........................................................................................................................
  Total increase (decrease) in net
    assets                             933,278           45     103,697      105,672    1,294,912    211,174       2,212
  ........................................................................................................................
 NET ASSETS:
  Beginning of period                  796,437        1,042     165,627        6,687    1,582,970    131,337     120,870
 -------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $1,729,715    $   1,087    $269,324    $ 112,359   $2,877,882 $  342,511    $123,082
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 American    Global
 December 31, 1998                  Opportunities Equity
                                    Sub-Account* Sub-Account

 ------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $    5,939  $    8,325
  ................................
  Capital gains income                  72,714       2,380
  ................................
  Net realized gain (loss) on
    security transactions                 (392)    (10,224)
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  151,290      68,384
  ................................
  Net increase in net assets
    resulting from operations          229,551      68,865
  ................................
 UNIT TRANSACTIONS:
  Purchases                                 --          --
  ................................
  Net transfers                        289,585     215,976
  ................................
  Surrenders for benefit payments
    and fees                          (113,881)   (195,324)
  ................................
  Loan withdrawals                        (836)     (1,413)
  ................................
  Cost of insurance                     (5,820)     (4,229)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       169,048      15,010
  ................................
  Total increase (decrease) in net
    assets                             398,599      83,875
  ................................
 NET ASSETS:
  Beginning of period                  681,731     509,161
 -------------------------------------------------------------------------------------
  END OF PERIOD                     $1,080,330  $  593,036
 --------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Developing   Emerging     Diversified Mid-Cap      High Yield Mid-Cap      Emerging
 December 31, 1998                  Growth       Markets      Income      Equity       Sub-Account* Value      Markets
                                    Sub-Account  Sub-Account  Sub-Account Sub-Account**           Sub-Account* Debt
                                                                                                               Sub-Account*
 -------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $    538     $     417    $ 36,443    $   1,252   $   2,177  $        2     $    81
  ........................................................................................................................
  Capital gains income                    428            93         659        1,772         358          29          --
  ........................................................................................................................
  Net realized (loss) gain on
    security transactions              (8,135)       (3,076)     (3,330)      (6,378)         --          --          --
  ........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                   9,871        (9,164)    (14,655)       8,297        (818)        (26)       (402)
  ........................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                          2,702       (11,730)     19,117        4,943       1,717           5        (321)
  ........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                                --            --          --           --       1,000       1,001       1,000
  ........................................................................................................................
  Net transfers                        38,891         7,343     102,041      147,383      36,207          --          --
  ........................................................................................................................
  Surrenders for benefit payments
    and fees                          (89,310)      (10,978)   (126,211)     (82,257)       (146)         --          --
  ........................................................................................................................
  Loan withdrawals                        (13)           --      (1,348)        (448)         --          --          --
  ........................................................................................................................
  Cost of insurance                    (1,611)         (204)     (3,354)      (1,305)        (56)         --          --
  ........................................................................................................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                      (52,043)       (3,839)    (28,872)      63,373      37,005       1,001       1,000
  ........................................................................................................................
  Total (decrease) increase in net
    assets                            (49,341)      (15,569)     (9,755)      68,316      38,722       1,006         679
  ........................................................................................................................
 NET ASSETS:
  Beginning of period                 208,966        37,013     454,987      134,031          --          --          --
 -------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $159,625     $  21,444    $445,232    $ 202,347   $  38,722  $    1,006     $   679
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Strategic   Enterprise
 December 31, 1998                  Stock       Sub-Account*
                                    Sub-Account*

 ---------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $       --  $       --
  ................................
  Capital gains income                      --          --
  ................................
  Net realized (loss) gain on
    security transactions                   --           1
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                       33       1,796
  ................................
  Net (decrease) increase in net
    assets resulting from
    operations                              33       1,797
  ................................
 UNIT TRANSACTIONS:
  Purchases                              1,000       1,000
  ................................
  Net transfers                             --       7,500
  ................................
  Surrenders for benefit payments
    and fees                                --         (43)
  ................................
  Loan withdrawals                          --          --
  ................................
  Cost of insurance                         --          (2)
  ................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                         1,000       8,455
  ................................
  Total (decrease) increase in net
    assets                               1,033      10,252
  ................................
 NET ASSETS:
  Beginning of period                       --          --
 -------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $    1,033  $   10,252
 -------------------------------------------------------------------------------------------------------------------------

* From inception, April 1, 1998, to December 31, 1998.
** Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY Notes to Financial Statements
December 31, 1999

1.  ORGANIZATION:

Separate Account Five (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyowners of the Company in various mutual funds (the Funds) as directed by the policyowners.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investment in shares of the Morgan Stanley Dean Witter Select Dimensions Investment Series, the Morgan Stanley Dean Witter Universal Funds, Inc. and Van Kampen Life Investment Trust are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE CHARGE -- In accordance with terms of the policies, the Company assesses deductions for costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

B) MORTALITY AND EXPENSE UNDERTAKINGS -- The Company, as issuer of variable life policies, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.40% of the Account's average daily net assets. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

C) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable policyowner accounts, in accordance with the terms of the policies. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

D) TAX EXPENSE CHARGE -- The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.


Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        AS OF DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                                      1999              1998
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 1,465,815       $ 1,453,792
  Common stocks                                                         42,430            40,650
  Mortgage loans                                                        63,784            59,548
  Policy loans                                                          59,429            47,212
  Cash and short-term investments                                      267,579           469,955
------------------------------------------------------------------------------------------------
  Other invested assets                                                  2,892             2,188
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     1,901,929         2,073,345
  Investment income due and accrued                                     21,069            20,126
  Other assets                                                          39,576            45,691
  Separate account assets                                           44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserves for future benefits                           $   591,621       $   579,140
  Policy and contract claim liabilities                                  7,677             5,667
  Liability for premium and other deposit funds                      1,969,262         2,011,672
  Asset valuation reserve                                                4,935            21,782
  Payable to affiliates                                                 14,084            19,271
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,377,927)       (1,173,513)
  Remittances and items not allocated                                  111,582            87,449
  Other liabilities                                                    118,464           111,182
  Separate account liabilities                                      44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,304,740        34,538,928
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                226,043           226,043
  Unassigned funds                                                     294,333           247,969
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           522,876           476,512
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $  621,789   $  469,343   $  296,645
  Annuity and other fund deposits                                   2,991,363    2,051,251    1,981,246
  Net investment income                                               122,322      129,982      102,285
  Commissions and expense allowances on reinsurance ceded             379,905      444,241      396,921
  Reserve adjustment on reinsurance ceded                           1,411,342    3,185,590    3,672,076
  Fee income                                                          647,565      448,260      290,675
  Other revenues                                                          842        9,930       (2,043)
-------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        6,175,128    6,738,597    6,737,805
-------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                           47,372       43,152       65,961
  Disability and other benefits                                         6,270        6,352        7,532
  Surrenders and other fund withdrawals                             1,250,813      739,663      454,417
  Commissions                                                         467,338      435,994      470,334
  Increase (Decrease) in aggregate reserves for future
   benefits                                                            12,481      (10,711)      33,213
  (Decrease) Increase in liability for premium and other
   deposit funds                                                      (47,852)     218,642      640,840
  General insurance expenses                                          192,196      190,979       77,237
  Net transfers to separate accounts                                4,160,501    4,956,007    4,914,980
  Other expenses                                                       35,385       22,091       15,671
-------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        6,124,504    6,602,169    6,680,185
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax (benefit) expense                          50,624      136,428       57,620
  Federal income tax (benefit) expense                                (10,231)      35,887      (14,878)
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                               60,855      100,541       72,498
  Net realized capital (losses) gains, after tax                      (36,428)       2,085        1,544
-------------------------------------------------------------------------------------------------------
                                                  NET INCOME       $   24,427   $  102,626   $   74,042
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------


                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                     1999       1998       1997
-------------------------------------------------------------------------------------------------
COMMON STOCK
  Beginning and end of year                                        $  2,500   $  2,500   $  2,500
-------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
  Beginning and end of year                                         226,043    226,043    226,043
-------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                        247,969    143,257     74,570
  Net income                                                         24,427    102,626     74,042
  Change in net unrealized capital gains on common stocks
   and other invested assets                                          2,258      1,688      2,186
  Change in asset valuation reserve                                  16,847     (8,112)    (6,228)
  Change in non-admitted assets                                       6,557     (1,277)    (1,313)
  Credit on reinsurance ceded                                        (3,725)     9,787         --
-------------------------------------------------------------------------------------------------
  Balance, end of year                                              294,333    247,969    143,257
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $522,876   $476,512   $371,800
-------------------------------------------------------------------------------------------------


 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $3,613,217   $2,520,655   $2,277,874
  Net investment income                                               122,998      127,425      101,991
  Fee income                                                          647,565      448,260      290,675
  Other income                                                      1,799,323    3,644,704    4,091,043
-------------------------------------------------------------------------------------------------------
    Total income                                                    6,183,103    6,741,044    6,761,583
-------------------------------------------------------------------------------------------------------
  Benefits paid                                                     1,303,801      790,051      529,733
  Federal income tax (recoveries) payments                             (8,815)      25,780      (14,499)
  Net transfers to separate accounts                                4,364,914    5,222,144    5,199,354
  Other expenses                                                      669,525      626,240      547,692
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                     6,329,425    6,664,215    6,262,280
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES         (146,322)      76,829      499,303
-------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                               753,358      633,926      614,413
  Common stocks                                                           939       34,010       11,481
  Mortgage loans                                                       53,704       85,275           --
  Other                                                                 1,490       19,990          152
-------------------------------------------------------------------------------------------------------
                                     NET INVESTMENT PROCEEDS          809,491      773,201      626,046
-------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                               804,947      586,913      848,267
  Common stocks                                                           464        7,012       28,302
  Mortgage loans                                                       57,665       59,702       85,103
  Other                                                                14,211       11,847       26,227
-------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED          877,287      665,474      987,899
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES       $  (67,796)  $  107,727   $ (361,853)
-------------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY (USED FOR) FINANCING
                                AND MISCELLANEOUS ACTIVITIES           11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term investments           (202,376)     160,523      132,602
Cash and short-term investments, beginning of year                    469,955      309,432      176,830
-------------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  267,579   $  469,955   $  309,432
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1999
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI.

In 1998, the Company changed its name to Hartford Life and Annuity Insurance Company from ITT Hartford Life and Annuity Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;


(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as available-for-sale and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and


(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:


                                         1999          1998          1997
                                     ----------------------------------------
GAAP Net Income                      $    75,654   $    74,525   $    58,050
Deferral and amortization of policy
 acquisition costs, net                 (272,171)     (331,882)     (345,657)
Change in unearned revenue reserve       (64,915)       23,118         4,058
Deferred taxes                            57,833         2,476        47,092
Separate account expense allowance       214,388       259,287       282,818
Asset impairments and write-downs        (17,250)       17,250            --
Benefit reserve adjustment                11,491         5,360        24,666
Gain on commutation of reinsurance
 (Note 4)                                     --        52,026            --
Prepaid reinsurance premium               (3,524)           --            --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,207           466         3,015
                                     ----------------------------------------
               STATUTORY NET INCOME  $    24,427   $   102,626   $    74,042
                                     ----------------------------------------
GAAP Stockholder's Equity            $   676,428   $   648,097   $   570,469
Deferred policy acquisition costs     (1,887,824)   (1,615,653)   (1,283,771)
Unearned revenue reserve                  95,965       160,951       134,789
Deferred taxes                           122,105        68,936        64,522
Separate account expense allowance     1,398,030     1,183,642       924,355
Asset impairments and write-downs             --        17,250            --
Unrealized losses (gains) on
 investments                              26,292       (24,955)      (21,451)
Benefit reserve adjustment                81,111        69,233        16,378
Asset valuation reserve                   (4,935)      (21,782)      (13,670)
Adjustment relating to Lyndon
 contribution (Note 4)                        --            --       (23,671)
Prepaid reinsurance premium               (7,728)       (4,204)           --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,718        (5,003)        3,850
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $   522,876   $   476,512   $   371,800
                                     ----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from

2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 (including general and separate account liabilities) is as follows:

                                                                             % of
                                                                 Amount     Total
                                                              --------------------
Subject to discretionary withdrawal:
                                                              --------------------
With market value adjustment                                  $     4,564      0.0%
At book value less current surrender charge of 5% or more       1,427,302      3.2%
At market value                                                42,431,996     95.4%
                                                              --------------------
Total with adjustment or at market value                       43,863,862     98.6%

At book value without adjustment (minimal or no charge or
 adjustment):                                                     573,583      1.3%

Not subject to discretionary withdrawal:                           34,816      0.1%
                                                              --------------------
Total, gross                                                   44,472,261    100.0%
Reinsurance ceded                                                      --
                                                              ------------
Total, net                                                    $44,472,261
                                                              ------------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $4,935 and $21,782 as of December 31, 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage sold. The IMR balance as of December 31, 1999 is an asset balance of $981 and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The IMR balance as of December 31, 1998 is a liability balance of $452 and is reflected as an other liability. The net capital (losses) gains transferred to the IMR in 1999, 1998 and 1997 were $(1,255), $852 and $(719), respectively. The amount of income (expense) amortized from the IMR in 1999, 1998 and 1997 included in the Company's Statements of Operations, was $178, $(207), and $(85), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:

  (A) COMPONENTS OF NET INVESTMENT INCOME

                                                                1999       1998      1997
                                                              -----------------------------
Interest income from bonds and short-term investments         $113,646   $123,370   $100,475
Interest income from policy loans                                3,494      3,133     1,958
Interest and dividends from other investments                    6,371      4,482     1,005
                                                              -----------------------------
Gross investment income                                        123,511    130,985   103,438
Less: investment expenses                                        1,189      1,003     1,153
                                                              -----------------------------
                                       NET INVESTMENT INCOME  $122,322   $129,982   $102,285
                                                              -----------------------------

  (B) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                1999       1998      1997
                                                              -----------------------------
Gross unrealized capital gains                                $    561   $ 10,905   $23,357
Gross unrealized capital losses                                 (6,441)      (833)   (1,906)
                                                              -----------------------------
Net unrealized capital (losses) gains                           (5,880)    10,072    21,451
Balance, beginning of year                                      10,072     21,451     7,979
                                                              -----------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS  $(15,952)  $(11,379)  $13,472
                                                              -----------------------------

  (C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                               1999     1998      1997
                                                              --------------------------
Gross unrealized capital gains                                $2,508   $ 2,204   $   537
Gross unrealized capital losses                                  (24)   (1,871)   (1,820)
                                                              --------------------------
Net unrealized capital gains (losses)                          2,484       333    (1,283)
Balance, beginning of year                                       333    (1,283)   (3,447)
                                                              --------------------------
     CHANGE IN NET UNREALIZED CAPITAL GAINS ON COMMON STOCKS  $2,151   $ 1,616   $ 2,164
                                                              --------------------------

  (D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                1999      1998     1997
                                                              --------------------------
Bonds and short-term investments                              $(37,959)  $1,314   $ (120)
Common stocks                                                      104    1,624      421
Other invested assets                                              172       (1)    (307)
                                                              --------------------------
Realized capital (losses) gains                                (37,683)   2,937       (6)
Capital gains benefit                                               --       --     (831)
                                                              --------------------------
Net realized capital (losses) gains                            (37,683)   2,937      825
Less: amounts transferred to the IMR                            (1,255)     852     (719)
                                                              --------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS  $(36,428)  $2,085   $1,544
                                                              --------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $1,367,027, $1,354,563 and $1,435,820, gross realized capital gains of $1,106, $1,705, and
$964 and gross realized capital losses of $39,065, $391, and $1,084, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $939, $33,088, and $10,168, gross realized capital gains of $115, $1,688, and $421 and gross realized capital losses of $11, $64, and $0, respectively.

  (E) DERIVATIVE INVESTMENTS

The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

  (F) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

  (G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,768     $  1      $   (37)   $    4,732
  -- Guaranteed and sponsored -- asset backed                         170,746       --           --       170,746
  States, municipalities and political subdivisions                    10,401       --          (48)       10,353
  International governments                                             7,351       94          (15)        7,430
  Public utilities                                                     18,413       92          (73)       18,432
  All other corporate -- excluding asset-backed                       592,233      374       (6,194)      586,413
  All other corporate -- asset-backed                                 539,688       --           --       539,688
  Short-term investments                                              228,105       --           --       228,105
  Certificates of deposit                                               5,158       --          (74)        5,084
  Parents, subsidiaries and affiliates                                117,057       --           --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920     $561      $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,562     $1,105     $   (24)    $ 5,643
    Common stock -- affiliated                                      35,384      1,403          --      36,787
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $39,946     $2,508     $   (24)    $42,430
                                                                   --------------------------------------------


                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35      $  (2)    $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --         --         75,615
States, municipalities and political subdivisions                      10,402       415         --         10,817
International governments                                               7,466       568         --          8,034
Public utilities                                                       94,475     1,330        (39)        95,766
All other corporate -- excluding asset-backed                         607,679     8,473       (792)       615,360
All other corporate -- asset-backed                                   505,900        --         --        505,900
Short-term investments                                                343,783        --         --        343,783
Certificates of deposit                                               130,216        84         --        130,300
Parents, subsidiaries and affiliates                                  117,057        --         --        117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905      $(833)    $1,907,647
                                                                   ----------------------------------------------


                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,933     $  290     $   (50)    $ 5,173
    Common stock -- affiliated                                      35,384      1,914      (1,821)     35,477
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $40,317     $2,204     $(1,871)    $40,650
                                                                   --------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                      $  545,290    $  543,397
Over one year through five years         692,881       690,476
Over five years through ten years        370,835       369,548
Over ten years                            84,914        84,619
                                     --------------------------
                              TOTAL   $1,693,920    $1,688,040
                                     --------------------------

Bonds with a carrying value of $10,457 were on deposit as of December 31, 1999 with various regulatory authorities as required.

  (H) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):


                                                           1999 1998
                                     ------------------------------------------------------
                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments      $1,694        $1,688        $1,898        $1,908
  Common stocks                             42            42            41            41
  Policy loans                              59            59            47            47
  Mortgage loans                            64            64            60            60
  Other invested assets                      3             3             2             2
LIABILITIES
  Deposit funds and other benefits      $2,051        $2,017        $2,078        $2,053


The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 1999 and 1998.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

1999                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  784,502     $    53     $  (192,934)   $  591,621
Policy and Contract Claim
 Liabilities                          $    7,827     $   203     $      (353)   $    7,677

Premium and Annuity Considerations    $  674,219     $ 1,261     $   (53,691)   $  621,789
Annuity and Other Fund Deposits       $6,195,917     $    --     $(3,204,554)   $2,991,363
Death, Annuity, Disability and
 Other Benefits                       $   65,251     $ 1,104     $   (12,713)   $   53,642
Surrenders                            $2,541,449     $    --     $(1,290,636)   $1,250,813

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  713,375     $    50     $  (134,285)   $  579,140
Policy and Contract Claim
 Liabilities                          $    5,895     $    85     $      (313)   $    5,667

Premium and Annuity Considerations    $  483,328     $24,954     $   (38,939)   $  469,343
Annuity and Other Fund Deposits       $6,461,470     $    --     $(4,410,219)   $2,051,251
Death, Annuity, Disability and
 Other Benefits                       $   64,331     $ 1,574     $   (16,401)   $   49,504
Surrenders                            $1,481,797     $    --     $  (742,134)   $  739,663

1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations    $  266,427     $51,630     $   (21,412)   $  296,645
Annuity and Other Fund Deposits       $6,515,347     $    --     $(4,534,101)   $1,981,246
Death, Annuity, Disability and
 Other Benefits                       $   79,779     $   839     $    (7,126)   $   73,492
Surrenders                            $  882,094     $    --     $  (427,677)   $  454,417

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes (received) paid by the Company for operations and capital gains (losses) were $(8,815), $25,780, and $(14,499) in 1999, 1998 and 1997, respectively. The effective tax rate was (73)%, 27%, and
(28)% in 1999, 1998 and 1997, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains(losses)) at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                              1999   1998   1997
                                                              ------------------
Tax provision at U.S. Federal Statutory rate                  $ 5    $48    $ 20
Tax deferred acquisition costs                                 31     25      25
Statutory to tax reserve differences                           (7)     8       1
Investments                                                   (31)   (60)    (61)
Other                                                          (8)    15      (1)
                                                              ------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE  $(10)  $36    $(16)
                                                              ------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $60,855.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $762, $1,045 and $840 for 1999, 1998 and 1997, respectively.


Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 1999, 1998 or 1997.


The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of HLI or certain other investments, are matched to a limit of 3% of compensation.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $44.9 billion and $32.9 billion as of December 31, 1999 and 1998, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $493 million, $363 million, and $252 million in 1999, 1998 and 1997, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

  (A) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

  (B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $523, $1,043 and $1,544 in 1999, 1998, and 1997, respectively, of which $318, $995, and $548 in 1999, 1998 and 1997, respectively were estimated to be creditable against premium taxes.

  (C) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)

     (b)  Not Applicable.

     (b)  Principal Underwriting Agreement. (2)

     (c)  Form of Modified Single Premium Variable Life Insurance Policy. (1)

     (d) Form of Application for Modified Single Premium Variable Life Insurance Policies. (1)

     (f)  Certificate of Incorporation of Hartford (3) and Bylaws of
          Hartford. (2)

     (g)  Form of Reinsurance Contract. (4)

     (h)  Form of Participation Agreement. (4)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

--------
(1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-83650, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-83650, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 333-52637, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on May 14, 1998.

(4) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-52637, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on April 13, 1999.

     (l)  Opinion and Consent of Deanne Osgood, FSA, MAAA.

     (m)  Not Applicable.

     (n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures. (1)

     (r)  Power of Attorney.

     (s)  Organizational Chart.

Item 28.  Officers and Directors.

--------------------------------------------------------------------------------
NAME                               POSITION WITH HARTFORD
--------------------------------------------------------------------------------
David A. Carlson                   Vice President
--------------------------------------------------------------------------------
Peter W. Cummins                   Senior Vice President
--------------------------------------------------------------------------------
Bruce W. Ferris                    Vice President
--------------------------------------------------------------------------------
Timothy M. Fitch                   Vice President & Actuary
--------------------------------------------------------------------------------
Mary Jane B. Fortin                Vice President & Chief Accounting Officer
--------------------------------------------------------------------------------
David T. Foy                       Senior Vice President, Chief Financial
                                   Officer and Treasurer, Director*
--------------------------------------------------------------------------------
Lynda Godkin                       Senior Vice President, General Counsel, and
                                   Corporate Secretary, Director*
--------------------------------------------------------------------------------
Lois W. Grady                      Senior Vice President
--------------------------------------------------------------------------------
Stephen T. Joyce                   Senior Vice President
--------------------------------------------------------------------------------
Michael D. Keeler                  Vice President
--------------------------------------------------------------------------------
Robert A. Kerzner                  Senior Vice President
--------------------------------------------------------------------------------
Thomas M. Marra                    President, Director*
--------------------------------------------------------------------------------
Steven L. Matthiesen               Vice President
--------------------------------------------------------------------------------
Deanne Osgood                      Vice President
--------------------------------------------------------------------------------
Craig R. Raymond                   Senior Vice President and Chief Actuary
--------------------------------------------------------------------------------
Lowndes A. Smith                   Chief Executive Officer, Director*
--------------------------------------------------------------------------------
David M. Znamierowski              Senior Vice President and Chief Investment
                                   Officer, Director*
--------------------------------------------------------------------------------
Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

------------------------------------------------
  *  Denotes Board of Directors of Hartford.


Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit(s).

Item 30:  Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account One
              Hartford Life Insurance Company - Separate Account Two
              Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
              Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
              Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
              Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
              Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
              Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
              Hartford Life Insurance Company - Separate Account Three
              Hartford Life Insurance Company - Separate Account Five
              Hartford Life Insurance Company - Separate Account Seven
              Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two
              Hartford Life and Annuity Insurance Company - Separate Account
              Three
              Hartford Life and Annuity Insurance Company - Separate Account
              Five

              Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven
              Hart Life Insurance Company VA - Separate Account One Hart Life Insurance Company VL - Separate Account Two
              American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company of America VA - Separate Account One Servus Life Insurance Company of America VL - Separate Account Two

          (b) Directors and Officers of HSD

               Name and Principal      Positions and Offices
                Business Address         With  Underwriter
                ----------------         -----------------
               David A. Carlson        Vice President
               Peter W. Cummins        Senior Vice President
               David T. Foy            Treasurer
               Lynda Godkin            Senior Vice President, General
                                       Counsel and Corporate Secretary
               George R. Jay           Controller
               Robert A. Kerzner       Executive Vice President
               Thomas M. Marra         Executive Vice President, Director
               Paul E. Olson           Supervising Registered Principal
               Lowndes A. Smith        President and Chief Executive
                                       Officer, Director

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the 11th day of April, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)

*By: David T. Foy                                   *By: /s/ Marianne O'Doherty
    --------------------------------------------         -----------------------
    David T. Foy, Senior Vice President & Treasurer      Marianne O'Doherty
                                                         Attorney-In-Fact


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

*By:  David T. Foy
    --------------------------------------------
    David T. Foy, Senior Vice President & Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.


David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General         *By:  /s Marianne O'Doherty
     Counsel and Corporate Secretary, Director*          -----------------------
Thomas M. Marra, President, Director*                         Marianne O'Doherty
Lowndes A. Smith, Chief Executive Officer,                    Attorney-In-Fact
     Director*
David M. Znamierowski, Senior Vice President           Dated: April 11, 2000
     And Chief Investment Officer, Director*

                                  EXHIBIT INDEX

1.1 Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

1.2  Opinion and Consent of Deanne Osgood, FSA, MAAA.

1.3  Consent of Arthur Andersen LLP, Independent Public Accountants.

1.4  Power of Attorney.

1.5  Organizational Chart.